Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 003	12 Months Ended
Jan. 31, 2026 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	71-0415188
Plan number	003
Current value	$ 57,569,862,277
Notes Receivable from participants	$ 1,489,567,921
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,665,582,571
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	162,243,758
Government securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,318,113,207
Corporate bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	491,277,628
Asset-backed securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	176,681,801
Mortgage-backed securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	73,105,740
Collective Investment Trusts / Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 46,357,422,689
Investment, Identifier [Axis]: Asset-Backed Securities | 1st Invest Auto | $3,065,000 par, 4.31%, due December 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.31%
Par value	$ 3,065,000
Current value	$ 3,068,946
Investment, Identifier [Axis]: Asset-Backed Securities | Affirm Master Trust | $3,419,000 par, 4.37%, due February 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.37%
Par value	$ 3,419,000
Current value	$ 3,420,736
Investment, Identifier [Axis]: Asset-Backed Securities | American Credit Acceptance | $2,737,000 par, 4.24%, due April 12, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.24%
Par value	$ 2,737,000
Current value	$ 2,739,196
Investment, Identifier [Axis]: Asset-Backed Securities | American Credit Acceptance | $8,659,000 par, 4.16%, due July 12, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.16%
Par value	$ 8,659,000
Current value	$ 8,658,476
Investment, Identifier [Axis]: Asset-Backed Securities | American Express Credit Account | $2,851,000 par, 4.51%, due July 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.51%
Par value	$ 2,851,000
Current value	$ 2,907,934
Investment, Identifier [Axis]: Asset-Backed Securities | American Express Credit Account | $3,918,000 par, 4.51%, due April 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.51%
Par value	$ 3,918,000
Current value	$ 3,991,938
Investment, Identifier [Axis]: Asset-Backed Securities | AutoNation Finance Trust | $1,932,000 par, 4.03%, due August 12, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.03%
Par value	$ 1,932,000
Current value	$ 1,935,448
Investment, Identifier [Axis]: Asset-Backed Securities | AutoNation Finance Trust | $2,485,000 par, 3.95%, due January 11, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.95%
Par value	$ 2,485,000
Current value	$ 2,486,923
Investment, Identifier [Axis]: Asset-Backed Securities | AutoNation Finance Trust | $2,679,000 par, 4.18%, due June 11, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.18%
Par value	$ 2,679,000
Current value	$ 2,686,049
Investment, Identifier [Axis]: Asset-Backed Securities | AutoNation Finance Trust | $718,000 par, 4.42%, due June 11, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.42%
Par value	$ 718,000
Current value	$ 720,825
Investment, Identifier [Axis]: Asset-Backed Securities | Bridge Crest Lending Auto Securitization | $2,739,000 par, 4.1%, due July 17, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.10%
Par value	$ 2,739,000
Current value	$ 2,739,722
Investment, Identifier [Axis]: Asset-Backed Securities | CAP Multi-Asset | $1,913,000 par, 4.02%, due September 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.02%
Par value	$ 1,913,000
Current value	$ 1,911,236
Investment, Identifier [Axis]: Asset-Backed Securities | Capital One Prime Auto Receivables Trust | $527,697 par, 5.82%, due June 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.82%
Par value	$ 527,697
Current value	$ 533,880
Investment, Identifier [Axis]: Asset-Backed Securities | Carmax Auto Owner Trust | $353,390 par, 4.67%, due December 15, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.67%
Par value	$ 353,390
Current value	$ 353,927
Investment, Identifier [Axis]: Asset-Backed Securities | Carmax Select Receivables Trust | $2,571,000 par, 4.19%, due March 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.19%
Par value	$ 2,571,000
Current value	$ 2,573,742
Investment, Identifier [Axis]: Asset-Backed Securities | Carvana Auto Receivables Trust | $186,621 par, 4.62%, due February 10, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.62%
Par value	$ 186,621
Current value	$ 186,707
Investment, Identifier [Axis]: Asset-Backed Securities | Carvana Auto Receivables Trust | $340,229 par, 1.03%, due June 10, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.03%
Par value	$ 340,229
Current value	$ 338,176
Investment, Identifier [Axis]: Asset-Backed Securities | Carvana Auto Receivables Trust | $9,246,531 par, 4.07%, due February 12, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.07%
Par value	$ 9,246,531
Current value	$ 9,246,872
Investment, Identifier [Axis]: Asset-Backed Securities | Citibank Credit Card Issuance Trust | $1,613,000 par, 4.49%, due June 21, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.49%
Par value	$ 1,613,000
Current value	$ 1,641,528
Investment, Identifier [Axis]: Asset-Backed Securities | DR Auto | $2,172,000 par, 4.45%, due September 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.45%
Par value	$ 2,172,000
Current value	$ 2,176,881
Investment, Identifier [Axis]: Asset-Backed Securities | Drive Auto Receivables Trust | $4,054,642 par, 4.29%, due October 16, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.29%
Par value	$ 4,054,642
Current value	$ 4,057,124
Investment, Identifier [Axis]: Asset-Backed Securities | Driveway Finance Corp. | $183,500 par, 4.64%, due November 15, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.64%
Par value	$ 183,500
Current value	$ 183,581
Investment, Identifier [Axis]: Asset-Backed Securities | Driveway Finance Corp. | $253,923 par, 5.23%, due January 18, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.23%
Par value	$ 253,923
Current value	$ 254,234
Investment, Identifier [Axis]: Asset-Backed Securities | Enterprise Fleet Financing LLC | $2,682,000 par, 4.0%, due October 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 2,682,000
Current value	$ 2,685,547
Investment, Identifier [Axis]: Asset-Backed Securities | Exeter Automobile Receivables Trust | $4,345,000 par, 4.22%, due September 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.22%
Par value	$ 4,345,000
Current value	$ 4,346,292
Investment, Identifier [Axis]: Asset-Backed Securities | Exeter Automobile Receivables Trust | $6,285,000 par, 4.38%, due June 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.38%
Par value	$ 6,285,000
Current value	$ 6,294,669
Investment, Identifier [Axis]: Asset-Backed Securities | Ford Credit Auto Lease Trust | $4,014,000 par, 4.0%, due July 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 4,014,000
Current value	$ 4,023,015
Investment, Identifier [Axis]: Asset-Backed Securities | Ford Credit Auto Owner Trust | $1,828,807 par, 5.38%, due December 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.38%
Par value	$ 1,828,807
Current value	$ 1,845,060
Investment, Identifier [Axis]: Asset-Backed Securities | Ford Credit Auto Owner Trust | $232,594 par, 5.23%, due May 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.23%
Par value	$ 232,594
Current value	$ 234,062
Investment, Identifier [Axis]: Asset-Backed Securities | GLS Auto Select | $10,437,000 par, 4.37%, due October 16, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.37%
Par value	$ 10,437,000
Current value	$ 10,451,440
Investment, Identifier [Axis]: Asset-Backed Securities | GLS Auto Select | $3,244,000 par, 4.05%, due February 17, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.05%
Par value	$ 3,244,000
Current value	$ 3,245,078
Investment, Identifier [Axis]: Asset-Backed Securities | GM Financial Automobile Leasing Trust | $2,583,000 par, 4.58%, due May 22, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.58%
Par value	$ 2,583,000
Current value	$ 2,605,063
Investment, Identifier [Axis]: Asset-Backed Securities | GM Financial Revolving Receivables Trust | $3,397,000 par, 4.64%, due December 11, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.64%
Par value	$ 3,397,000
Current value	$ 3,462,785
Investment, Identifier [Axis]: Asset-Backed Securities | Hertz Vehicle Financing III | $17,019,000 par, 2.33%, due June 26, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.33%
Par value	$ 17,019,000
Current value	$ 16,662,331
Investment, Identifier [Axis]: Asset-Backed Securities | Hyundai Auto Lease | $4,059,000 par, 4.53% due April 17, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.53%
Par value	$ 4,059,000
Current value	$ 4,094,815
Investment, Identifier [Axis]: Asset-Backed Securities | Hyundai Auto Receivables Trust | $841,000 par, 5.55%, due December 17, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.55%
Par value	$ 841,000
Current value	$ 860,922
Investment, Identifier [Axis]: Asset-Backed Securities | Porsche Innovative Lease | $2,266,000 par, 4.61%, due October 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.61%
Par value	$ 2,266,000
Current value	2,290,360
Investment, Identifier [Axis]: Asset-Backed Securities | Pret LLC | $3,300,013 par, due July 25, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	3,300,013
Current value	$ 3,313,730
Investment, Identifier [Axis]: Asset-Backed Securities | Santander Drive Auto Receivables Trust | $260,754 par, 5.73%, due April 17, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.73%
Par value	$ 260,754
Current value	$ 260,998
Investment, Identifier [Axis]: Asset-Backed Securities | Santander Drive Auto Receivables Trust | $6,474,000 par, 4.35% due January 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.35%
Par value	$ 6,474,000
Current value	$ 6,486,925
Investment, Identifier [Axis]: Asset-Backed Securities | Santander Drive Auto Receivables | $1,354,000 par, 4.63%, due August 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 1,354,000
Current value	$ 1,360,621
Investment, Identifier [Axis]: Asset-Backed Securities | Sofi Consumer Loan Program | $8,116,000 par, 4.06%, due December 26, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.06%
Par value	$ 8,116,000
Current value	$ 8,124,029
Investment, Identifier [Axis]: Asset-Backed Securities | Stellantis Financial | $1,870,092 par, 4.31%, due May 22, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.31%
Par value	$ 1,870,092
Current value	$ 1,876,584
Investment, Identifier [Axis]: Asset-Backed Securities | Stellantis Financial | $6,412,000 par, 4.06%, due June 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.06%
Par value	$ 6,412,000
Current value	$ 6,430,409
Investment, Identifier [Axis]: Asset-Backed Securities | Tesla Electric Vehicle Trust | $603,000 par, 5.38%, due February 20, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.38%
Par value	$ 603,000
Current value	$ 613,383
Investment, Identifier [Axis]: Asset-Backed Securities | Toyota Lease Owner Trust | $4,370,000 par, 3.96%, due November 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.96%
Par value	$ 4,370,000
Current value	4,379,920
Investment, Identifier [Axis]: Asset-Backed Securities | VCAT Asset Securitization LLC | $1,056,000 par, due January 25, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,056,000
Current value	1,055,879
Investment, Identifier [Axis]: Asset-Backed Securities | VOLT XCIV LLC | $99,562 par, due March 27, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	99,562
Current value	$ 99,595
Investment, Identifier [Axis]: Asset-Backed Securities | Volkswagen Auto Lease Trust | $1,580,000 par, 4.01%, due January 22, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.01%
Par value	$ 1,580,000
Current value	$ 1,584,217
Investment, Identifier [Axis]: Asset-Backed Securities | Volkswagen Auto Lease Trust | $2,283,000 par, 5.58%, due June 21, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.58%
Par value	$ 2,283,000
Current value	$ 2,295,525
Investment, Identifier [Axis]: Asset-Backed Securities | Volt CII LLC | $247,114 par, 4.87%, due August 25, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.87%
Par value	$ 247,114
Current value	$ 247,164
Investment, Identifier [Axis]: Asset-Backed Securities | Westlake Automobile Receivables Trust | $1,381,000 par, 4.51%, due May 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.51%
Par value	$ 1,381,000
Current value	$ 1,390,766
Investment, Identifier [Axis]: Asset-Backed Securities | Westlake Automobile Receivables Trust | $4,014,000 par, 4.43%, due September 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.43%
Par value	$ 4,014,000
Current value	$ 4,014,180
Investment, Identifier [Axis]: Asset-Backed Securities | Westlake Automobile Receivables Trust | $4,258,000 par, 4.2%, due May 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.20%
Par value	$ 4,258,000
Current value	$ 4,257,751
Investment, Identifier [Axis]: Asset-Backed Securities | Westlake Automobile Receivables Trust | $6,965,000 par, 4.31%, due April 17, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.31%
Par value	$ 6,965,000
Current value	$ 6,974,605
Investment, Identifier [Axis]: Bank of America, N.A. Merrill Lynch Bank Deposit | Cash Equivalent, 3.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.15%
Current value	$ 20,632,102
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | Government Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	785,416,449
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | Intermediate Government Bond Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	208,097,467
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | Long Term Government Bond Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	238,998,840
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | MSCI ACWI ex-U.S. IMI Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,711,712,195
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | MSCI USA Minimum Volatility Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,538,718,960
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | MSCI USA Momentum Index RSL Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,544,235,537
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | MSCI USA Quality Index RSL Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,553,376,361
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | MSCI USA Value Weighted Index RSL Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,570,496,920
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | Russell 1000 Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,822,151,755
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | Russell 2000 Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	725,751,701
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | Russell 2500 Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,514,991,729
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | U.S. Debt Index Non Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,082,920,016
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | BlackRock Institutional Trust Company, N.A. | U.S. Treasury Inflation Protected Securities Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	502,044,417
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Global Trust Company | AQR Emerging Equities Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	649,613,834
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Global Trust Company | Altrinsic International Equity Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,207,492,901
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Global Trust Company | Victory Mid Cap Value Collective Investment Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	442,944,336
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Great Gray Trust Company | GQG Partners International Equity CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,839,699,591
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | JPMorgan Chase Bank, N.A. | Short Duration Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	470,111,668
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Prudential Trust Company | Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,973,043,602
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Prudential Trust Company | Long Duration Credit Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,271,242,024
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Reliance Trust Company | Driehaus Emerging Markets Growth CIT Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	651,674,785
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | Reliance Trust Company | The Collective LSV International (ACWI EX US) Value Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,531,270,467
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | SEI Trust Company | Cohen & Steers Global Listed Infrastructure Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	82,899,211
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | SEI Trust Company | CoreCommodity Management Diversified I CIT Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	136,446,329
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | SEI Trust Company | Duff & Phelps US REIT Collective Investment Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	183,002,139
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | SEI Trust Company | Fiera Asset Management USA Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,773,620,398
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | SEI Trust Company | Nuveen Global Infrastructure Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	167,146,388
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | The Northern Trust Company | Collective Government Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,314,794
Investment, Identifier [Axis]: Collective Investment Trusts / Collective Trust Funds | The Northern Trust Company | The First Sentier Global Listed Infrastructure Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	165,987,875
Investment, Identifier [Axis]: Common Stock | ASGN Incorporated
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,383,118
Investment, Identifier [Axis]: Common Stock | ATI Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,512,146
Investment, Identifier [Axis]: Common Stock | Abercrombie & Fitch Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,451,221
Investment, Identifier [Axis]: Common Stock | Academy Sports & Outdoors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,609,043
Investment, Identifier [Axis]: Common Stock | Acuity Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,020,492
Investment, Identifier [Axis]: Common Stock | Adeia Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,920,480
Investment, Identifier [Axis]: Common Stock | Aehr Test Systems
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,527,204
Investment, Identifier [Axis]: Common Stock | Aerovironment Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,911,426
Investment, Identifier [Axis]: Common Stock | Agilysys Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,040,304
Investment, Identifier [Axis]: Common Stock | Agree Realty Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,104,762
Investment, Identifier [Axis]: Common Stock | Alamo Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,705,982
Investment, Identifier [Axis]: Common Stock | Alarm.com Holdings, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,139,742
Investment, Identifier [Axis]: Common Stock | Alkermes PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,213,025
Investment, Identifier [Axis]: Common Stock | Alliance Laundry Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,372,603
Investment, Identifier [Axis]: Common Stock | Alphatec Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	997,866
Investment, Identifier [Axis]: Common Stock | Ameren Woodmark Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,345,905
Investment, Identifier [Axis]: Common Stock | American Eagle Outfitters Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,322,842
Investment, Identifier [Axis]: Common Stock | American Healthcare Reit Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,074,743
Investment, Identifier [Axis]: Common Stock | American Homes 4 Rent
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,583,247
Investment, Identifier [Axis]: Common Stock | American Public Education Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	898,270
Investment, Identifier [Axis]: Common Stock | American Tower Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	50,177,783
Investment, Identifier [Axis]: Common Stock | Americold Realty Trust Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,347,800
Investment, Identifier [Axis]: Common Stock | Ameris Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,067,461
Investment, Identifier [Axis]: Common Stock | Amicus Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,717,629
Investment, Identifier [Axis]: Common Stock | Amn Healthcare Services Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	479,250
Investment, Identifier [Axis]: Common Stock | Amphastar Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,294,037
Investment, Identifier [Axis]: Common Stock | Angiodynamics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,177,672
Investment, Identifier [Axis]: Common Stock | Antero Resources Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,534,903
Investment, Identifier [Axis]: Common Stock | Apogee Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,022,304
Investment, Identifier [Axis]: Common Stock | Appfolio Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,150,329
Investment, Identifier [Axis]: Common Stock | Apple Hospitality REIT Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,776,140
Investment, Identifier [Axis]: Common Stock | Applied Industrial Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,524,419
Investment, Identifier [Axis]: Common Stock | Archrock Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,770,186
Investment, Identifier [Axis]: Common Stock | Arcutis Biotherapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,377,718
Investment, Identifier [Axis]: Common Stock | Arlo Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,288,077
Investment, Identifier [Axis]: Common Stock | Arrowhead Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,665,061
Investment, Identifier [Axis]: Common Stock | Artisan Partners Asset Management Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,846,853
Investment, Identifier [Axis]: Common Stock | Aspen Aerogels Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,285,177
Investment, Identifier [Axis]: Common Stock | Asure Software Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,761,305
Investment, Identifier [Axis]: Common Stock | Atlantic Union Bankshares Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,593,090
Investment, Identifier [Axis]: Common Stock | AvalonBay Communities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,486,825
Investment, Identifier [Axis]: Common Stock | Axon Enterprise Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,414,472
Investment, Identifier [Axis]: Common Stock | Axsome Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,371,666
Investment, Identifier [Axis]: Common Stock | Azenta Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,644,624
Investment, Identifier [Axis]: Common Stock | BOYD Gaming Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,756,995
Investment, Identifier [Axis]: Common Stock | BRP Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,998,379
Investment, Identifier [Axis]: Common Stock | Badger Meter Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,165,061
Investment, Identifier [Axis]: Common Stock | Bath & Body Works Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,933,231
Investment, Identifier [Axis]: Common Stock | Berkshire Hills Bancorp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,600,450
Investment, Identifier [Axis]: Common Stock | Bio-Techne Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,109,787
Investment, Identifier [Axis]: Common Stock | Biocryst Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,959,914
Investment, Identifier [Axis]: Common Stock | Biomarin Pharmaceutical Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,419,154
Investment, Identifier [Axis]: Common Stock | Biote Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	328,784
Investment, Identifier [Axis]: Common Stock | Bloom Energy Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,091,884
Investment, Identifier [Axis]: Common Stock | Bloomin Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	286,500
Investment, Identifier [Axis]: Common Stock | Boot Barn Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,988,089
Investment, Identifier [Axis]: Common Stock | Bridgebio Pharma Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,963,178
Investment, Identifier [Axis]: Common Stock | Brinker International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,890,274
Investment, Identifier [Axis]: Common Stock | Broadstone Net Lease Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,007,875
Investment, Identifier [Axis]: Common Stock | Bruker Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,487,003
Investment, Identifier [Axis]: Common Stock | Bxp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,316,368
Investment, Identifier [Axis]: Common Stock | CCC Intelligent Solutions Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,667,006
Investment, Identifier [Axis]: Common Stock | CG Oncology Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,143,003
Investment, Identifier [Axis]: Common Stock | CRA International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,688,158
Investment, Identifier [Axis]: Common Stock | CSW Industrials Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,758,469
Investment, Identifier [Axis]: Common Stock | Caesars Entertainment Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,990,008
Investment, Identifier [Axis]: Common Stock | Cameco Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,425,677
Investment, Identifier [Axis]: Common Stock | Camtek Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,422,727
Investment, Identifier [Axis]: Common Stock | Caretrust Reit Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,212,624
Investment, Identifier [Axis]: Common Stock | Carlisle Companies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,839,278
Investment, Identifier [Axis]: Common Stock | Carpenter Technology Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,280,323
Investment, Identifier [Axis]: Common Stock | Carvana Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,656,183
Investment, Identifier [Axis]: Common Stock | Casella Waste Sys Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,175,146
Investment, Identifier [Axis]: Common Stock | Catalyst Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,959,795
Investment, Identifier [Axis]: Common Stock | Celestica Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,381,066
Investment, Identifier [Axis]: Common Stock | Centerspace
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,204,461
Investment, Identifier [Axis]: Common Stock | Centrus Energy Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,637,121
Investment, Identifier [Axis]: Common Stock | Century Alum Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	766,077
Investment, Identifier [Axis]: Common Stock | Century Casinos Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	905,849
Investment, Identifier [Axis]: Common Stock | Ceva Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,959,894
Investment, Identifier [Axis]: Common Stock | Churchill Downs Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,724,873
Investment, Identifier [Axis]: Common Stock | Cipher Digital Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,224,324
Investment, Identifier [Axis]: Common Stock | Cirruis Logic inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,370,008
Investment, Identifier [Axis]: Common Stock | Clean Hbrs Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,580,283
Investment, Identifier [Axis]: Common Stock | Coca-Cola Consolidated Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,267,297
Investment, Identifier [Axis]: Common Stock | Coda Octopus Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	327,562
Investment, Identifier [Axis]: Common Stock | Coherent Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,448,579
Investment, Identifier [Axis]: Common Stock | Cohu Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,031,275
Investment, Identifier [Axis]: Common Stock | Columbia Banking System Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,330,624
Investment, Identifier [Axis]: Common Stock | Columbia Bkg Sys Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,107,475
Investment, Identifier [Axis]: Common Stock | Columbus Mckinnon Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	210,800
Investment, Identifier [Axis]: Common Stock | Comfort Systems USA Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,534,137
Investment, Identifier [Axis]: Common Stock | Commercial Metals Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,323,030
Investment, Identifier [Axis]: Common Stock | Community Healthcare Trust Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,929,312
Investment, Identifier [Axis]: Common Stock | Community West Bancshares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	781,422
Investment, Identifier [Axis]: Common Stock | Compass Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,751,558
Investment, Identifier [Axis]: Common Stock | Composecure Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,781,924
Investment, Identifier [Axis]: Common Stock | Consensus Cloud Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,190,756
Investment, Identifier [Axis]: Common Stock | Construction Partners Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,348,685
Investment, Identifier [Axis]: Common Stock | Core & Main Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,627,237
Investment, Identifier [Axis]: Common Stock | Cousins Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,320,407
Investment, Identifier [Axis]: Common Stock | Crane Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,133,783
Investment, Identifier [Axis]: Common Stock | Credo Technology Group Holding Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,289,006
Investment, Identifier [Axis]: Common Stock | Crinetics Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,285,798
Investment, Identifier [Axis]: Common Stock | Cross Country Healthcare Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	489,300
Investment, Identifier [Axis]: Common Stock | Crown Castle Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	39,331,528
Investment, Identifier [Axis]: Common Stock | Cullen/Frost Bankers Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,275,518
Investment, Identifier [Axis]: Common Stock | Curtiss Wright Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,248,405
Investment, Identifier [Axis]: Common Stock | Cushman And Wakefield Ltd Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,803,217
Investment, Identifier [Axis]: Common Stock | Customers Bancorp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,720,738
Investment, Identifier [Axis]: Common Stock | Definium Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,822,196
Investment, Identifier [Axis]: Common Stock | Delek US Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,073,078
Investment, Identifier [Axis]: Common Stock | Dentsply Sirona Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	801,821
Investment, Identifier [Axis]: Common Stock | Descartes Systems Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,299,569
Investment, Identifier [Axis]: Common Stock | Diamondrock Hospitality Co
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,601,910
Investment, Identifier [Axis]: Common Stock | Digital Realty Trust Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	52,346,272
Investment, Identifier [Axis]: Common Stock | Dime Community Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,354,560
Investment, Identifier [Axis]: Common Stock | Donnelley Financial Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,560,054
Investment, Identifier [Axis]: Common Stock | Douglas Dynamics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,252,136
Investment, Identifier [Axis]: Common Stock | Dutch Bros Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,329,020
Investment, Identifier [Axis]: Common Stock | Dycom Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,262,133
Investment, Identifier [Axis]: Common Stock | Eagle Materials Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,830,235
Investment, Identifier [Axis]: Common Stock | East Group Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,839,908
Investment, Identifier [Axis]: Common Stock | Eastern Bankshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,301,850
Investment, Identifier [Axis]: Common Stock | Edgewise Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,964,814
Investment, Identifier [Axis]: Common Stock | Elbit Systems Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,868,836
Investment, Identifier [Axis]: Common Stock | Element Solution Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,199,302
Investment, Identifier [Axis]: Common Stock | Embraer
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,100,001
Investment, Identifier [Axis]: Common Stock | Emcor Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,142,460
Investment, Identifier [Axis]: Common Stock | Encompass Health Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,251,487
Investment, Identifier [Axis]: Common Stock | Enhabit Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,778,399
Investment, Identifier [Axis]: Common Stock | Ensign Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,999,769
Investment, Identifier [Axis]: Common Stock | Eos Energy Enterprises Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,313,881
Investment, Identifier [Axis]: Common Stock | Equinix Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	45,124,880
Investment, Identifier [Axis]: Common Stock | EquipmentShare.com Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,405,036
Investment, Identifier [Axis]: Common Stock | Equity LifeStyle Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,584,569
Investment, Identifier [Axis]: Common Stock | Equity Residential
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,478,115
Investment, Identifier [Axis]: Common Stock | Esco Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,824,502
Investment, Identifier [Axis]: Common Stock | Essex Property Trust, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,658,202
Investment, Identifier [Axis]: Common Stock | Establishment Labs Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,834,658
Investment, Identifier [Axis]: Common Stock | Everest Group Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,132,718
Investment, Identifier [Axis]: Common Stock | Everus Construction Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,380,975
Investment, Identifier [Axis]: Common Stock | Evolus Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,575,047
Investment, Identifier [Axis]: Common Stock | Exelixis Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,280,760
Investment, Identifier [Axis]: Common Stock | Exponent Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,605,645
Investment, Identifier [Axis]: Common Stock | Extra Space Storage Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36,771,075
Investment, Identifier [Axis]: Common Stock | FTI Consulting Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,722,203
Investment, Identifier [Axis]: Common Stock | Fabrinet
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,896,921
Investment, Identifier [Axis]: Common Stock | Federal Agricultural Mortgage Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,445,700
Investment, Identifier [Axis]: Common Stock | Federal Signal Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,859,683
Investment, Identifier [Axis]: Common Stock | First Citizens Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,856,007
Investment, Identifier [Axis]: Common Stock | First Community Bankshares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,609,374
Investment, Identifier [Axis]: Common Stock | First Financial Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,031,512
Investment, Identifier [Axis]: Common Stock | First Merchants Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,689,728
Investment, Identifier [Axis]: Common Stock | Firstcash Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,948,710
Investment, Identifier [Axis]: Common Stock | Fiverr International Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,207,273
Investment, Identifier [Axis]: Common Stock | Floor & Décor Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,786,940
Investment, Identifier [Axis]: Common Stock | Flow Co Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,182,483
Investment, Identifier [Axis]: Common Stock | Flowserve Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,706,186
Investment, Identifier [Axis]: Common Stock | Fortune Brands Innovations Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,655,460
Investment, Identifier [Axis]: Common Stock | Franklin Covey Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,389,833
Investment, Identifier [Axis]: Common Stock | Ftai Aviation Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,379,450
Investment, Identifier [Axis]: Common Stock | Fti Consulting Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	851,516
Investment, Identifier [Axis]: Common Stock | GATX Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,353,812
Investment, Identifier [Axis]: Common Stock | GXO Logistics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,619,213
Investment, Identifier [Axis]: Common Stock | Gaming & Leisure Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,443,475
Investment, Identifier [Axis]: Common Stock | Gencor Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	982,290
Investment, Identifier [Axis]: Common Stock | Gentex Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	960,668
Investment, Identifier [Axis]: Common Stock | Gibraltar Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	843,227
Investment, Identifier [Axis]: Common Stock | Glacier Bancorp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,837,829
Investment, Identifier [Axis]: Common Stock | Glaukos Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,435,067
Investment, Identifier [Axis]: Common Stock | Golden Entertainment Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,292,160
Investment, Identifier [Axis]: Common Stock | Goosehead Ins Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,089,272
Investment, Identifier [Axis]: Common Stock | Granite Construction Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,815,773
Investment, Identifier [Axis]: Common Stock | Greif Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,302,212
Investment, Identifier [Axis]: Common Stock | Guardant Health Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,978,792
Investment, Identifier [Axis]: Common Stock | Guidewire Software Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,232,026
Investment, Identifier [Axis]: Common Stock | Gulfport Energy Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,302,017
Investment, Identifier [Axis]: Common Stock | HNI Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,986,875
Investment, Identifier [Axis]: Common Stock | Hamilton Lane Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27,414,119
Investment, Identifier [Axis]: Common Stock | Hancock Whitney Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	860,000
Investment, Identifier [Axis]: Common Stock | Hanover Ins Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,010,881
Investment, Identifier [Axis]: Common Stock | Harmonic Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,162,512
Investment, Identifier [Axis]: Common Stock | Harrow Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,475,031
Investment, Identifier [Axis]: Common Stock | Hawkins Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,779,855
Investment, Identifier [Axis]: Common Stock | Hayward Holdings, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,556,229
Investment, Identifier [Axis]: Common Stock | HealthEquity Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,353,373
Investment, Identifier [Axis]: Common Stock | Healthcare Realty Trust Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,096,637
Investment, Identifier [Axis]: Common Stock | Healthpeak OP LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,318,645
Investment, Identifier [Axis]: Common Stock | Heico Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,626,882
Investment, Identifier [Axis]: Common Stock | Helix Energy Solutions Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,291,484
Investment, Identifier [Axis]: Common Stock | Helmerich & Payne Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,968,428
Investment, Identifier [Axis]: Common Stock | Herc Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,494,939
Investment, Identifier [Axis]: Common Stock | Hexcel Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,062,245
Investment, Identifier [Axis]: Common Stock | Highwoods Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,247,498
Investment, Identifier [Axis]: Common Stock | Hilton Worldwide Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,804,203
Investment, Identifier [Axis]: Common Stock | Host Hotels & Resorts Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,952,101
Investment, Identifier [Axis]: Common Stock | Hudbay Minerals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,444,077
Investment, Identifier [Axis]: Common Stock | Hudson Pac Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,895,366
Investment, Identifier [Axis]: Common Stock | Huntington Ingalls Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,593,122
Investment, Identifier [Axis]: Common Stock | Hyatt Hotels Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,656,101
Investment, Identifier [Axis]: Common Stock | ICF International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,151,638
Investment, Identifier [Axis]: Common Stock | IES Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,254,196
Investment, Identifier [Axis]: Common Stock | IPG Photonics Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,187,469
Investment, Identifier [Axis]: Common Stock | Immunome Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,985,283
Investment, Identifier [Axis]: Common Stock | Impinj, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,242,450
Investment, Identifier [Axis]: Common Stock | Indivior Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,620,015
Investment, Identifier [Axis]: Common Stock | Ingevity Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,153,717
Investment, Identifier [Axis]: Common Stock | Ingles Markets Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,755,467
Investment, Identifier [Axis]: Common Stock | Inmode Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,845,925
Investment, Identifier [Axis]: Common Stock | Innoviva Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,400,000
Investment, Identifier [Axis]: Common Stock | Installed Building Products Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,320,927
Investment, Identifier [Axis]: Common Stock | Integra Lifesciences Holdings Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,169,700
Investment, Identifier [Axis]: Common Stock | Interdigital Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,911,078
Investment, Identifier [Axis]: Common Stock | International Flavors & Fragrances Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,601,177
Investment, Identifier [Axis]: Common Stock | Inventrust Properties Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,747,754
Investment, Identifier [Axis]: Common Stock | Invitation Homes Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,900,649
Investment, Identifier [Axis]: Common Stock | Iovance Biotherapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	735,568
Investment, Identifier [Axis]: Common Stock | Irhythm Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,859,991
Investment, Identifier [Axis]: Common Stock | Iron Mtn Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	23,748,534
Investment, Identifier [Axis]: Common Stock | Itron Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,738,854
Investment, Identifier [Axis]: Common Stock | Ituran Location & Control
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,645,217
Investment, Identifier [Axis]: Common Stock | JBT Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,030,715
Investment, Identifier [Axis]: Common Stock | Jazz Pharmaceuticals
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,624,835
Investment, Identifier [Axis]: Common Stock | John Bean Technologies Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,555,599
Investment, Identifier [Axis]: Common Stock | Jones Lang Lasalle Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,655,334
Investment, Identifier [Axis]: Common Stock | KB Home
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,997,834
Investment, Identifier [Axis]: Common Stock | KBR Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,279,246
Investment, Identifier [Axis]: Common Stock | KVH Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	561,120
Investment, Identifier [Axis]: Common Stock | Kadant Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,384,923
Investment, Identifier [Axis]: Common Stock | Kaiser Aluminum Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,077,762
Investment, Identifier [Axis]: Common Stock | Karman Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,759,315
Investment, Identifier [Axis]: Common Stock | Kilroy Realty Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,604,735
Investment, Identifier [Axis]: Common Stock | Kimco Realty Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,446,089
Investment, Identifier [Axis]: Common Stock | Kiniksa Pharmaceuticals International
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,757,853
Investment, Identifier [Axis]: Common Stock | Kinsale Cap Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,922,308
Investment, Identifier [Axis]: Common Stock | Kite Realty Group Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,259,171
Investment, Identifier [Axis]: Common Stock | Knight - Swift Transn Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,366,094
Investment, Identifier [Axis]: Common Stock | Kratos Defense & Security Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,999,012
Investment, Identifier [Axis]: Common Stock | Kulicke & Soffa Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,347,255
Investment, Identifier [Axis]: Common Stock | Kymera Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,655,075
Investment, Identifier [Axis]: Common Stock | LCI Industries Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,361,137
Investment, Identifier [Axis]: Common Stock | LSB Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,844,065
Investment, Identifier [Axis]: Common Stock | LSI Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,002,865
Investment, Identifier [Axis]: Common Stock | LXP Industrial Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,151,380
Investment, Identifier [Axis]: Common Stock | La-Z-Boy Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,099,037
Investment, Identifier [Axis]: Common Stock | Lamar Advertising Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,242,346
Investment, Identifier [Axis]: Common Stock | Landbridge Co. LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,173,509
Investment, Identifier [Axis]: Common Stock | Legence Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,446,798
Investment, Identifier [Axis]: Common Stock | Leidos Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,800,665
Investment, Identifier [Axis]: Common Stock | Lemaitre Vascular Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,137,587
Investment, Identifier [Axis]: Common Stock | Lendingclub Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,715,232
Investment, Identifier [Axis]: Common Stock | Licoln Electric Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,822,518
Investment, Identifier [Axis]: Common Stock | Ligand Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,274,422
Investment, Identifier [Axis]: Common Stock | Liquidity Services Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,341,280
Investment, Identifier [Axis]: Common Stock | Lucky Strike Entertainment Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,331,439
Investment, Identifier [Axis]: Common Stock | Lumen Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,463,273
Investment, Identifier [Axis]: Common Stock | Lumentum Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,064,997
Investment, Identifier [Axis]: Common Stock | M/I Homes Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,176,560
Investment, Identifier [Axis]: Common Stock | MACOM Technology Solutions Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,547,896
Investment, Identifier [Axis]: Common Stock | MKS Instruments Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,920,562
Investment, Identifier [Axis]: Common Stock | MP Materials Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,342,396
Investment, Identifier [Axis]: Common Stock | MYR Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,577,752
Investment, Identifier [Axis]: Common Stock | Madden Steven Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,737,347
Investment, Identifier [Axis]: Common Stock | Madison Square Garden Entertainment Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,203,267
Investment, Identifier [Axis]: Common Stock | Madison Square Garden Sports Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,558,066
Investment, Identifier [Axis]: Common Stock | Madrigal Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,454,379
Investment, Identifier [Axis]: Common Stock | Magnolia Oil & Gas Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,959,120
Investment, Identifier [Axis]: Common Stock | Manhattan Associates Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,589,541
Investment, Identifier [Axis]: Common Stock | Maravai Lifesciences Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	494,760
Investment, Identifier [Axis]: Common Stock | Marketaxess Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,919,874
Investment, Identifier [Axis]: Common Stock | Masimo Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,818,583
Investment, Identifier [Axis]: Common Stock | Mastercraft Boat Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,176,683
Investment, Identifier [Axis]: Common Stock | Matador Resources Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,005,550
Investment, Identifier [Axis]: Common Stock | Medpace Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,981,504
Investment, Identifier [Axis]: Common Stock | Meritage Homes Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,182,168
Investment, Identifier [Axis]: Common Stock | Metallus Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,693,250
Investment, Identifier [Axis]: Common Stock | Miller Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,610,121
Investment, Identifier [Axis]: Common Stock | Mirion Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,557,179
Investment, Identifier [Axis]: Common Stock | Mirum Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,033,007
Investment, Identifier [Axis]: Common Stock | Modine Manufacturing Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,180,096
Investment, Identifier [Axis]: Common Stock | Morningstar Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,982,066
Investment, Identifier [Axis]: Common Stock | Mueller Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,380,158
Investment, Identifier [Axis]: Common Stock | Murphy Oil Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,950,366
Investment, Identifier [Axis]: Common Stock | Murphy USA Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,199,391
Investment, Identifier [Axis]: Common Stock | Natera Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,639,299
Investment, Identifier [Axis]: Common Stock | National Health Investors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,051,086
Investment, Identifier [Axis]: Common Stock | National Healthcare Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,681,543
Investment, Identifier [Axis]: Common Stock | National Vision Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,755,077
Investment, Identifier [Axis]: Common Stock | Neptune Ins Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	713,235
Investment, Identifier [Axis]: Common Stock | Netstreit Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,718,846
Investment, Identifier [Axis]: Common Stock | Newmark Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,524,728
Investment, Identifier [Axis]: Common Stock | Nextpower Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,702,269
Investment, Identifier [Axis]: Common Stock | Nexxen International Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,161,221
Investment, Identifier [Axis]: Common Stock | Noble Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,640,783
Investment, Identifier [Axis]: Common Stock | Nomad Foods Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,006,600
Investment, Identifier [Axis]: Common Stock | Northwest Natural Holding Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,473,019
Investment, Identifier [Axis]: Common Stock | Northwestern Energy Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,197,488
Investment, Identifier [Axis]: Common Stock | Norwegian Cruise Line Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,944,352
Investment, Identifier [Axis]: Common Stock | Novanta Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,937,617
Investment, Identifier [Axis]: Common Stock | Nuvalent Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,532,444
Investment, Identifier [Axis]: Common Stock | OSI Systems Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,847,202
Investment, Identifier [Axis]: Common Stock | Oceanfirst Financial Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,828,438
Investment, Identifier [Axis]: Common Stock | Oddity Tech Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,766,420
Investment, Identifier [Axis]: Common Stock | Old National Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,503,102
Investment, Identifier [Axis]: Common Stock | Old Republic International Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,568,387
Investment, Identifier [Axis]: Common Stock | Omega Healthcare Investors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,962,364
Investment, Identifier [Axis]: Common Stock | Omniab Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,258,286
Investment, Identifier [Axis]: Common Stock | Omnicell Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	451,050
Investment, Identifier [Axis]: Common Stock | Onto Innovation Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,861,018
Investment, Identifier [Axis]: Common Stock | Optimizerx Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,067,753
Investment, Identifier [Axis]: Common Stock | Orasure Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	470,115
Investment, Identifier [Axis]: Common Stock | Ormat Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,474,042
Investment, Identifier [Axis]: Common Stock | Oshkosh Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,607,189
Investment, Identifier [Axis]: Common Stock | Outfront Media Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,198,420
Investment, Identifier [Axis]: Common Stock | Ovintiv Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,399,354
Investment, Identifier [Axis]: Common Stock | Owens Corning
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,112,844
Investment, Identifier [Axis]: Common Stock | PACS Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,515,925
Investment, Identifier [Axis]: Common Stock | PTC Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,589,168
Investment, Identifier [Axis]: Common Stock | Pacira BioSciences Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,147,262
Investment, Identifier [Axis]: Common Stock | Pan American Silver Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,552,059
Investment, Identifier [Axis]: Common Stock | Park City Group, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,963,268
Investment, Identifier [Axis]: Common Stock | Patrick Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,173,255
Investment, Identifier [Axis]: Common Stock | Paymentus Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,467,263
Investment, Identifier [Axis]: Common Stock | Perimeter Solutions, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,097,168
Investment, Identifier [Axis]: Common Stock | Perion Network Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	496,320
Investment, Identifier [Axis]: Common Stock | Permian Res Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,300,097
Investment, Identifier [Axis]: Common Stock | Perrigo Company Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,904,140
Investment, Identifier [Axis]: Common Stock | Piedmont Office Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,248,265
Investment, Identifier [Axis]: Common Stock | Piper Sandler Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,579,695
Investment, Identifier [Axis]: Common Stock | Planet Labs PBC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,170,887
Investment, Identifier [Axis]: Common Stock | Polaris Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,353,408
Investment, Identifier [Axis]: Common Stock | Portland General Electric Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,324,038
Investment, Identifier [Axis]: Common Stock | PrInceton Bancorp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,105,015
Investment, Identifier [Axis]: Common Stock | Praxis Precision Medicines Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,563,452
Investment, Identifier [Axis]: Common Stock | Procore Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,374,374
Investment, Identifier [Axis]: Common Stock | Progress Software Corp. 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,948,780
Investment, Identifier [Axis]: Common Stock | Progress Software Corp. 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,717,018
Investment, Identifier [Axis]: Common Stock | Prologis Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	48,231,736
Investment, Identifier [Axis]: Common Stock | Prosperity Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,901,000
Investment, Identifier [Axis]: Common Stock | Protagonist Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,994,448
Investment, Identifier [Axis]: Common Stock | Provident Financial Services Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,897,368
Investment, Identifier [Axis]: Common Stock | Pub Storage
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,881,358
Investment, Identifier [Axis]: Common Stock | Pulte Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,035,120
Investment, Identifier [Axis]: Common Stock | Quanex Building Products Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,373,344
Investment, Identifier [Axis]: Common Stock | Quide Lortho Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,324,652
Investment, Identifier [Axis]: Common Stock | Quidelortho Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	470,041
Investment, Identifier [Axis]: Common Stock | RBC Bearings Incorporated
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,479,833
Investment, Identifier [Axis]: Common Stock | RXO LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,110,236
Investment, Identifier [Axis]: Common Stock | Radware Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,487,411
Investment, Identifier [Axis]: Common Stock | Rambus Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,854,053
Investment, Identifier [Axis]: Common Stock | Realty Income Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,361,340
Investment, Identifier [Axis]: Common Stock | Red Rock Resorts Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,022,012
Investment, Identifier [Axis]: Common Stock | Regal Rexnord Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,713,200
Investment, Identifier [Axis]: Common Stock | Regency Centers Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,826,077
Investment, Identifier [Axis]: Common Stock | Repligen Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,652,611
Investment, Identifier [Axis]: Common Stock | Rex American Resources Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,202,583
Investment, Identifier [Axis]: Common Stock | Rexford Industrial Realty Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,594,272
Investment, Identifier [Axis]: Common Stock | Rhythm Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,030,184
Investment, Identifier [Axis]: Common Stock | Rocket Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	200,987
Investment, Identifier [Axis]: Common Stock | Rush Enterprises Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,184,947
Investment, Identifier [Axis]: Common Stock | Ryman Hospitality Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,691,469
Investment, Identifier [Axis]: Common Stock | SBA Communications Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,255,578
Investment, Identifier [Axis]: Common Stock | SL Green Realty Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,937,881
Investment, Identifier [Axis]: Common Stock | SPS Commerce, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,141,076
Investment, Identifier [Axis]: Common Stock | SPX Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,023,980
Investment, Identifier [Axis]: Common Stock | Sabra Healthcare Reit Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,980,743
Investment, Identifier [Axis]: Common Stock | Saia Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,779,030
Investment, Identifier [Axis]: Common Stock | Sanmina Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,611,310
Investment, Identifier [Axis]: Common Stock | Saul Centers Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	359,311
Investment, Identifier [Axis]: Common Stock | Schneider National Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,164,168
Investment, Identifier [Axis]: Common Stock | Scholar Rock Holding Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,426,462
Investment, Identifier [Axis]: Common Stock | Science Applications International Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,765,536
Investment, Identifier [Axis]: Common Stock | Seadrill Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,885,520
Investment, Identifier [Axis]: Common Stock | Select Water Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,481,025
Investment, Identifier [Axis]: Common Stock | Selective Insurance Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,882,657
Investment, Identifier [Axis]: Common Stock | Semtech Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,193,285
Investment, Identifier [Axis]: Common Stock | Septerna Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,048,015
Investment, Identifier [Axis]: Common Stock | ShotSpotter, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,948,977
Investment, Identifier [Axis]: Common Stock | Shutterstock Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,437,057
Investment, Identifier [Axis]: Common Stock | Silicom Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	516,135
Investment, Identifier [Axis]: Common Stock | Silicon Motion Technology Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,486,726
Investment, Identifier [Axis]: Common Stock | Simon Property Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,977,255
Investment, Identifier [Axis]: Common Stock | Simpson Manufacturing Co, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,781,281
Investment, Identifier [Axis]: Common Stock | SiteOne Landscape Supply Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,999,901
Investment, Identifier [Axis]: Common Stock | Sitime Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,805,393
Investment, Identifier [Axis]: Common Stock | Smartstop Self Storage Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,344,312
Investment, Identifier [Axis]: Common Stock | Smith-Midland Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,134,038
Investment, Identifier [Axis]: Common Stock | Smithfield Foods Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,776,965
Investment, Identifier [Axis]: Common Stock | Solaris Energy Infrastructure Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,490,780
Investment, Identifier [Axis]: Common Stock | Sonos Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,879,850
Investment, Identifier [Axis]: Common Stock | SouthState Bank Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,747,129
Investment, Identifier [Axis]: Common Stock | Spectrum Brands Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,363,641
Investment, Identifier [Axis]: Common Stock | Sphere Entertainment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,070,647
Investment, Identifier [Axis]: Common Stock | Spire Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,922,496
Investment, Identifier [Axis]: Common Stock | Spyre Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,076,110
Investment, Identifier [Axis]: Common Stock | Sterling Infrastructure Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,233,716
Investment, Identifier [Axis]: Common Stock | Stifel Financial Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,341,973
Investment, Identifier [Axis]: Common Stock | Stonex Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,549,188
Investment, Identifier [Axis]: Common Stock | Stride Inc. 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,760,075
Investment, Identifier [Axis]: Common Stock | Stride Inc. 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	196,864
Investment, Identifier [Axis]: Common Stock | Structure Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,552,048
Investment, Identifier [Axis]: Common Stock | Summit Hotel Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	364,650
Investment, Identifier [Axis]: Common Stock | Sun Communities Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,642,967
Investment, Identifier [Axis]: Common Stock | Supernus Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,046,669
Investment, Identifier [Axis]: Common Stock | Tapestry Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,163,232
Investment, Identifier [Axis]: Common Stock | Tarsus Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,181,452
Investment, Identifier [Axis]: Common Stock | Taylor Morrison Home Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,296,481
Investment, Identifier [Axis]: Common Stock | Taysha Gene Therapies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,093,537
Investment, Identifier [Axis]: Common Stock | TechnipFMC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,574,870
Investment, Identifier [Axis]: Common Stock | Techtarget Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,790,742
Investment, Identifier [Axis]: Common Stock | Teekay Tankers Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,554,932
Investment, Identifier [Axis]: Common Stock | Terawulf Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	881,297
Investment, Identifier [Axis]: Common Stock | Tetra Tech Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,145,280
Investment, Identifier [Axis]: Common Stock | The RealReal Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,164,651
Investment, Identifier [Axis]: Common Stock | Thor Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,459,568
Investment, Identifier [Axis]: Common Stock | Tower Semiconductor Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,612,615
Investment, Identifier [Axis]: Common Stock | TowneBank
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	385,000
Investment, Identifier [Axis]: Common Stock | Transmedics Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,182,989
Investment, Identifier [Axis]: Common Stock | Travel + Leisure Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,647,527
Investment, Identifier [Axis]: Common Stock | Travere Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,616,202
Investment, Identifier [Axis]: Common Stock | Trustco Bank Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,874,190
Investment, Identifier [Axis]: Common Stock | Turning PT Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,384,083
Investment, Identifier [Axis]: Common Stock | U-Haul Holding Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,334,060
Investment, Identifier [Axis]: Common Stock | UDR Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,942,781
Investment, Identifier [Axis]: Common Stock | UL Solutions Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,341,463
Investment, Identifier [Axis]: Common Stock | Umb Financial Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,416,536
Investment, Identifier [Axis]: Common Stock | United Bankshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,348,958
Investment, Identifier [Axis]: Common Stock | United Community Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,561,555
Investment, Identifier [Axis]: Common Stock | United Fire Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,515,800
Investment, Identifier [Axis]: Common Stock | Universal Display Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,201,674
Investment, Identifier [Axis]: Common Stock | Upland Software Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	820,788
Investment, Identifier [Axis]: Common Stock | Uranium Energy Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,612,045
Investment, Identifier [Axis]: Common Stock | Urban Outfitters Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,977,213
Investment, Identifier [Axis]: Common Stock | UroGen Pharma Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,527,878
Investment, Identifier [Axis]: Common Stock | Utah Medical Products Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,606,529
Investment, Identifier [Axis]: Common Stock | Utz Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,743,120
Investment, Identifier [Axis]: Common Stock | V2X Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,732,551
Investment, Identifier [Axis]: Common Stock | VSE Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,836,601
Investment, Identifier [Axis]: Common Stock | Valmont Inds Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,833,227
Investment, Identifier [Axis]: Common Stock | Valvoline Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,894,364
Investment, Identifier [Axis]: Common Stock | Varex Imaging Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,010,509
Investment, Identifier [Axis]: Common Stock | Ventas Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,316,295
Investment, Identifier [Axis]: Common Stock | Veracyte Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,081,358
Investment, Identifier [Axis]: Common Stock | Vericel Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,990,262
Investment, Identifier [Axis]: Common Stock | Victorias Secret & Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,474,277
Investment, Identifier [Axis]: Common Stock | Village Super Market Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,265,930
Investment, Identifier [Axis]: Common Stock | Viridian Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,767,373
Investment, Identifier [Axis]: Common Stock | Vishay Intertechnology Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,090,003
Investment, Identifier [Axis]: Common Stock | Visteon Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,984,751
Investment, Identifier [Axis]: Common Stock | Vornado Realty
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,829,573
Investment, Identifier [Axis]: Common Stock | Wafd Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,480,160
Investment, Identifier [Axis]: Common Stock | Warby Parker Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,664,234
Investment, Identifier [Axis]: Common Stock | Wave Life Sciences Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,060,876
Investment, Identifier [Axis]: Common Stock | Weatherford International Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,793,800
Investment, Identifier [Axis]: Common Stock | Webster Financial Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,037,390
Investment, Identifier [Axis]: Common Stock | Welltower Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	87,145,696
Investment, Identifier [Axis]: Common Stock | Werner Enterprises Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,142,880
Investment, Identifier [Axis]: Common Stock | Wesco International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,145,988
Investment, Identifier [Axis]: Common Stock | Weyerhaeuser Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,846,967
Investment, Identifier [Axis]: Common Stock | Willdan Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,324,604
Investment, Identifier [Axis]: Common Stock | Williams Sonoma Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,448,353
Investment, Identifier [Axis]: Common Stock | Xenon Pharmaceuticals Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,997,667
Investment, Identifier [Axis]: Common Stock | Xometry Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,445,335
Investment, Identifier [Axis]: Common Stock | York Space Sys Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	107,214
Investment, Identifier [Axis]: Common Stock | Ziff Davis Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,495,262
Investment, Identifier [Axis]: Common Stock | Zions BanCorp.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 7,285,655
Investment, Identifier [Axis]: Corporate Bonds | APA Corp. | $2,449,000 par, 5.10%, due September 1, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.10%
Par value	$ 2,449,000
Current value	$ 2,200,223
Investment, Identifier [Axis]: Corporate Bonds | AT&T Inc. | $1,380,000 par, 3.5%, due September 15, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,380,000
Current value	$ 921,769
Investment, Identifier [Axis]: Corporate Bonds | AT&T Inc. | $1,708,000 par, 6.00%, due April 30, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 1,708,000
Current value	$ 1,692,133
Investment, Identifier [Axis]: Corporate Bonds | Alphabet Inc. | $1,832,000 par, 5.45%, due November 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Par value	$ 1,832,000
Current value	$ 1,786,747
Investment, Identifier [Axis]: Corporate Bonds | Alphabet Inc. | $735,000 par, 5.70%, due November 15, 2075
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Par value	$ 735,000
Current value	$ 721,617
Investment, Identifier [Axis]: Corporate Bonds | Ameren Corp. | $2,228,000 par, 5.70%, due December 1, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Par value	$ 2,228,000
Current value	$ 2,257,136
Investment, Identifier [Axis]: Corporate Bonds | Ameren Corp. | $2,945,000 par, 4.30%, due December 1, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 2,945,000
Current value	$ 2,965,799
Investment, Identifier [Axis]: Corporate Bonds | Antero Resources Corp. | $3,486,000 par, 5.40%, due February 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.40%
Par value	$ 3,486,000
Current value	$ 3,461,005
Investment, Identifier [Axis]: Corporate Bonds | Antofagasta Plc. | $1,401,000 par, 5.63%, due September 9, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.63%
Par value	$ 1,401,000
Current value	$ 1,437,608
Investment, Identifier [Axis]: Corporate Bonds | Ares Strategic Inc. | $880,000 par, 5.55%, due April 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.55%
Par value	$ 880,000
Current value	$ 870,202
Investment, Identifier [Axis]: Corporate Bonds | Athene Holding Ltd. | $1,582,000 par, 6.25% due April 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.25%
Par value	$ 1,582,000
Current value	$ 1,540,165
Investment, Identifier [Axis]: Corporate Bonds | Atmos Energy Corp. | $1,008,000 par, 5.45%, due January 15, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Par value	$ 1,008,000
Current value	$ 973,878
Investment, Identifier [Axis]: Corporate Bonds | BHP Billiton Finance | $1,333,000 par, 5.00%, due February 21, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 1,333,000
Current value	$ 1,373,093
Investment, Identifier [Axis]: Corporate Bonds | BHP Billiton Finance | $2,832,000 par, 4.75%, due February 28, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 2,832,000
Current value	$ 2,879,523
Investment, Identifier [Axis]: Corporate Bonds | Banco Santander | $4,000,000 par, 4.55%, due November 6, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Par value	$ 4,000,000
Current value	$ 4,003,353
Investment, Identifier [Axis]: Corporate Bonds | Bank of America Corp. | $5,096,000 par, 3.19%, due July 23, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.19%
Par value	$ 5,096,000
Current value	$ 4,929,295
Investment, Identifier [Axis]: Corporate Bonds | Beignet Investor LLC | $3,005,000 par, 6.58%, due May 30, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.58%
Par value	$ 3,005,000
Current value	$ 3,128,856
Investment, Identifier [Axis]: Corporate Bonds | Black Hills Corp. | $1,989,000 par, 4.55%, due January 31, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Par value	$ 1,989,000
Current value	$ 1,987,826
Investment, Identifier [Axis]: Corporate Bonds | Blue Owl Technology Finance Corp. | $811,000 par, 6.13%, due January 23, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.13%
Par value	$ 811,000
Current value	$ 798,859
Investment, Identifier [Axis]: Corporate Bonds | Boeing Co. | $1,269,000 par, 3.25%, due February 1, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Par value	$ 1,269,000
Current value	$ 1,250,473
Investment, Identifier [Axis]: Corporate Bonds | Boeing Co. | $3,205,000 par, 6.86%, due May 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.86%
Par value	$ 3,205,000
Current value	$ 3,613,928
Investment, Identifier [Axis]: Corporate Bonds | Boeing Co. | $4,124,000 par, 6.3%, due May 1, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.30%
Par value	$ 4,124,000
Current value	$ 4,380,605
Investment, Identifier [Axis]: Corporate Bonds | Boeing Co. | $504,000 par, 3.63%, due March 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 504,000
Current value	$ 360,619
Investment, Identifier [Axis]: Corporate Bonds | Broadcom Inc. | $1,219,000 par, 5.7%, due January 15, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Par value	$ 1,219,000
Current value	$ 1,228,399
Investment, Identifier [Axis]: Corporate Bonds | Broadcom Inc. | $1,446,000 par, 4.3%, due January 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 1,446,000
Current value	$ 1,445,114
Investment, Identifier [Axis]: Corporate Bonds | Broadcom Inc. | $403,000 par, 4.8%, due February 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Par value	$ 403,000
Current value	$ 397,802
Investment, Identifier [Axis]: Corporate Bonds | Broadcom Inc. | $6,127,000 par, 4.95%, due January 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.95%
Par value	$ 6,127,000
Current value	$ 6,120,874
Investment, Identifier [Axis]: Corporate Bonds | Brooklyn Union Gas Co. | $1,091,000 par, 4.27%, due March 15, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.27%
Par value	$ 1,091,000
Current value	$ 872,126
Investment, Identifier [Axis]: Corporate Bonds | Brooklyn Union Gas Co. | $119,000 par, 4.49%, due March 4, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.49%
Par value	$ 119,000
Current value	$ 95,999
Investment, Identifier [Axis]: Corporate Bonds | Burlington Northern Santa Fe | $858,000 par, 5.55%, due March 15, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.55%
Par value	$ 858,000
Current value	$ 848,768
Investment, Identifier [Axis]: Corporate Bonds | CVS Health Corp. | $3,285,000 par, 5.7%, due June 1, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Par value	$ 3,285,000
Current value	$ 3,416,861
Investment, Identifier [Axis]: Corporate Bonds | CVS Health Corp. | $4,148,000 par, 6%, due June 1, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 4,148,000
Current value	$ 4,158,044
Investment, Identifier [Axis]: Corporate Bonds | CaixaBank | $3,492,000 par, 5.58%, due July 3, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.58%
Par value	$ 3,492,000
Current value	$ 3,579,264
Investment, Identifier [Axis]: Corporate Bonds | Canadian Imperial Bank of Commerce | $3,937,000 par, 4.28%, due January 29, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.28%
Par value	$ 3,937,000
Current value	$ 3,947,051
Investment, Identifier [Axis]: Corporate Bonds | Charter Communications, Inc. | $2,328,000 par, 5.75%, due April 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.75%
Par value	$ 2,328,000
Current value	$ 2,002,854
Investment, Identifier [Axis]: Corporate Bonds | Charter Communications, Inc. | $2,683,000 par, 6.55%, due June 1, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.55%
Par value	$ 2,683,000
Current value	$ 2,818,305
Investment, Identifier [Axis]: Corporate Bonds | Chubb Ina Holdings Inc. | $3,680,000 par, 4.9%, due August 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Par value	$ 3,680,000
Current value	$ 3,683,181
Investment, Identifier [Axis]: Corporate Bonds | Citigroup Inc. | $2,983,000 par, 4.5%, due September 11, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 2,983,000
Current value	$ 2,985,402
Investment, Identifier [Axis]: Corporate Bonds | Cleco Power LLC | $1,931,000 par, 5.3%, due January 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Par value	$ 1,931,000
Current value	$ 1,935,189
Investment, Identifier [Axis]: Corporate Bonds | Columbia University | $884,000 par, 4.36%, due October 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.36%
Par value	$ 884,000
Current value	$ 864,267
Investment, Identifier [Axis]: Corporate Bonds | Constellation Energy Generation LLC | $1,856,000 par, 4.4%, due January 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.40%
Par value	$ 1,856,000
Current value	$ 1,851,596
Investment, Identifier [Axis]: Corporate Bonds | Constellation Energy Generation LLC | $1,888,000 par, 5.88%, due January 15, 2066
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 1,888,000
Current value	$ 1,841,863
Investment, Identifier [Axis]: Corporate Bonds | Constellation Energy Generation LLC | $2,105,000 par, 3.9%, due January 8, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.90%
Par value	$ 2,105,000
Current value	$ 2,102,524
Investment, Identifier [Axis]: Corporate Bonds | Constellation Energy Generation LLC | $483,000 par, 3.75%, due March 1, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Par value	$ 483,000
Current value	$ 465,495
Investment, Identifier [Axis]: Corporate Bonds | Constellation Energy Generation LLC | $819,000 par, 6.50%, due October 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 819,000
Current value	$ 886,467
Investment, Identifier [Axis]: Corporate Bonds | Cornell University | $1,080,000 par, 4.17%, due June 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.17%
Par value	$ 1,080,000
Current value	$ 1,082,859
Investment, Identifier [Axis]: Corporate Bonds | Cornell University | $1,576,000 par, 4.73%, due June 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.73%
Par value	$ 1,576,000
Current value	$ 1,577,887
Investment, Identifier [Axis]: Corporate Bonds | Dayton Power and Light Co. | $2,373,000 par, 4.55%, due August 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Par value	$ 2,373,000
Current value	$ 2,363,913
Investment, Identifier [Axis]: Corporate Bonds | Dell International LLC | $4,297,000 par, 5.1%, due February 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.10%
Par value	$ 4,297,000
Current value	$ 4,222,097
Investment, Identifier [Axis]: Corporate Bonds | Dell International LLC | $6,192,000 par, 4.5%, due February 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 6,192,000
Current value	$ 6,175,788
Investment, Identifier [Axis]: Corporate Bonds | Den Norske Stats Oljeselskap | $2,469,000 par, 6.5%, due December 1, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 2,469,000
Current value	$ 2,639,267
Investment, Identifier [Axis]: Corporate Bonds | Devon Energy Corp. | $641,000 par, 7.95%, due April 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.95%
Par value	$ 641,000
Current value	$ 745,617
Investment, Identifier [Axis]: Corporate Bonds | Dhafrah PV2 Energy Co. | $2,240,000 par, 5.79%, due June 30, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.79%
Par value	$ 2,240,000
Current value	$ 2,270,659
Investment, Identifier [Axis]: Corporate Bonds | Duke Energy Corp. | $3,380,000 par, 3.5%, due June 15, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 3,380,000
Current value	$ 2,339,331
Investment, Identifier [Axis]: Corporate Bonds | Eli Lilly & Co. | $466,000 par, 5.65%, due October 15, 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.65%
Par value	$ 466,000
Current value	$ 465,871
Investment, Identifier [Axis]: Corporate Bonds | Eli Lilly & Co. | $6,549,000 par, 4.9%, due October 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Par value	$ 6,549,000
Current value	$ 6,627,529
Investment, Identifier [Axis]: Corporate Bonds | Embraer Netherlands Finance | $1,358,000 par, 5.4%, due January 9, 2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.40%
Par value	$ 1,358,000
Current value	$ 1,338,377
Investment, Identifier [Axis]: Corporate Bonds | Enbridge Inc. | $1,115,000 par, 4.2%, due November 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.20%
Par value	$ 1,115,000
Current value	$ 1,118,014
Investment, Identifier [Axis]: Corporate Bonds | Enbridge Inc. | $1,752,000 par, 3.7%, due July 15, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.70%
Par value	$ 1,752,000
Current value	$ 1,744,813
Investment, Identifier [Axis]: Corporate Bonds | Energy Transfer LP | $2,759,000 par, 4.55%, due January 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Par value	$ 2,759,000
Current value	$ 2,756,260
Investment, Identifier [Axis]: Corporate Bonds | Energy Transfer LP | $3,992,000 par, 5.35%, due January 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.35%
Par value	$ 3,992,000
Current value	$ 3,987,689
Investment, Identifier [Axis]: Corporate Bonds | Enterprise Products Operating | $1,296,000 par, 4.3%, due June 20, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 1,296,000
Current value	$ 1,307,187
Investment, Identifier [Axis]: Corporate Bonds | Essential Utilities Inc. | $1,164,000 par, 5.38%, due January 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.38%
Par value	$ 1,164,000
Current value	$ 1,197,967
Investment, Identifier [Axis]: Corporate Bonds | Essential Utilities Inc. | $2,136,000 par, 5.25%, due August 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Par value	$ 2,136,000
Current value	$ 2,167,938
Investment, Identifier [Axis]: Corporate Bonds | FS KKR Capital Corp. | $355,000 par, 6.13%, due January 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.13%
Par value	$ 355,000
Current value	$ 343,759
Investment, Identifier [Axis]: Corporate Bonds | FedEx Freight Holding Inc. | $1,585,000 par, 4.3%, due March 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 1,585,000
Current value	$ 1,586,803
Investment, Identifier [Axis]: Corporate Bonds | FedEx Freight Holding Inc. | $1,608,000 par, 5.25%, due March 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Par value	$ 1,608,000
Current value	$ 1,593,288
Investment, Identifier [Axis]: Corporate Bonds | FedEx Freight Holding Inc. | $1,954,000 par, 4.65%, due March 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Par value	$ 1,954,000
Current value	$ 1,952,936
Investment, Identifier [Axis]: Corporate Bonds | FirstEnergy Transmission LLC | $1,307,000 par, 4.75%, due January 15, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 1,307,000
Current value	$ 1,303,823
Investment, Identifier [Axis]: Corporate Bonds | FirstEnergy Transmission LLC | $3,497,000 par, 2.87%, due September 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.87%
Par value	$ 3,497,000
Current value	$ 3,392,191
Investment, Identifier [Axis]: Corporate Bonds | FirstEnergy Transmission LLC | $7,719,000 par, 3.9%, due July 15, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.90%
Par value	$ 7,719,000
Current value	$ 7,701,419
Investment, Identifier [Axis]: Corporate Bonds | Ford Motor Credit Co. | $2,029,000 par, 5.11%, due May 3, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.11%
Par value	$ 2,029,000
Current value	$ 2,045,001
Investment, Identifier [Axis]: Corporate Bonds | Ford Motor Credit Co. | $4,714,000 par, 5.73%, due September 5, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.73%
Par value	$ 4,714,000
Current value	$ 4,826,228
Investment, Identifier [Axis]: Corporate Bonds | Georgia Power Co. | $3,280,000 par, 4.00%, due October 1, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 3,280,000
Current value	$ 3,290,410
Investment, Identifier [Axis]: Corporate Bonds | Glencore Funding LLC | $1,179,000 par, 6.38%, due October 6, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.38%
Par value	$ 1,179,000
Current value	$ 1,271,159
Investment, Identifier [Axis]: Corporate Bonds | Glencore Funding LLC | $3,772,000 par, 5.34%, due April 4, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.34%
Par value	$ 3,772,000
Current value	$ 3,831,005
Investment, Identifier [Axis]: Corporate Bonds | Glencore Funding LLC | $4,535,000 par, 4.00%, due March 27, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 4,535,000
Current value	$ 4,536,943
Investment, Identifier [Axis]: Corporate Bonds | Glencore Funding LLC | $5,225,000 par, 5.67%, due April 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.67%
Par value	$ 5,225,000
Current value	$ 5,472,114
Investment, Identifier [Axis]: Corporate Bonds | Global Payments Inc. | $1,065,000 par, 4.88%, due November 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.88%
Par value	$ 1,065,000
Current value	$ 1,064,754
Investment, Identifier [Axis]: Corporate Bonds | Global Payments Inc. | $1,573,000 par, 5.55%, due November 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.55%
Par value	$ 1,573,000
Current value	$ 1,559,813
Investment, Identifier [Axis]: Corporate Bonds | Goldman Sachs Group Inc. | $1,252,000 par, 5.78%, due January 21, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.78%
Par value	$ 1,252,000
Current value	$ 1,233,289
Investment, Identifier [Axis]: Corporate Bonds | Goldman Sachs Group Inc. | $1,595,000 par, 1.54%, due September 10, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.54%
Par value	$ 1,595,000
Current value	$ 1,571,269
Investment, Identifier [Axis]: Corporate Bonds | Goldman Sachs Group Inc. | $3,126,000 par, 5.73%, due January 28, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.73%
Par value	$ 3,126,000
Current value	$ 3,151,352
Investment, Identifier [Axis]: Corporate Bonds | Goldman Sachs Group Inc. | $3,981,000 par, 5.07%, due January 21, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.07%
Par value	$ 3,981,000
Current value	$ 3,963,931
Investment, Identifier [Axis]: Corporate Bonds | Goldman Sachs Group Inc. | $6,174,000 par, 4.37%, due October 21, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.37%
Par value	$ 6,174,000
Current value	$ 6,138,787
Investment, Identifier [Axis]: Corporate Bonds | HP Enterprise Co. | $1,484,000 par, 5.6%, due October 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.60%
Par value	$ 1,484,000
Current value	$ 1,357,925
Investment, Identifier [Axis]: Corporate Bonds | HPS Corporate Lending | $1,263,000 par, 5.45%, due November 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Par value	$ 1,263,000
Current value	$ 1,248,066
Investment, Identifier [Axis]: Corporate Bonds | HPS Corporate Lending | $799,000 par, 4.9%, due September 11, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Par value	$ 799,000
Current value	$ 794,330
Investment, Identifier [Axis]: Corporate Bonds | HSBC Holdings PLC | $4,861,000 par, 5.24%, due May 13, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.24%
Par value	$ 4,861,000
Current value	$ 5,004,185
Investment, Identifier [Axis]: Corporate Bonds | Hewlett Packard Fixed | $1,754,000 par, 4.05%, due September 15, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.05%
Par value	$ 1,754,000
Current value	$ 1,755,300
Investment, Identifier [Axis]: Corporate Bonds | Huntington Bancshares Inc. | $2,552,000 par, 6.21%, due August 21, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.21%
Par value	$ 2,552,000
Current value	$ 2,674,829
Investment, Identifier [Axis]: Corporate Bonds | Hyundai Capital America | $1,874,000 par, 4.55%, due January 8, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.55%
Par value	$ 1,874,000
Current value	$ 1,875,624
Investment, Identifier [Axis]: Corporate Bonds | Hyundai Capital America | $3,333,000 par, 4.8%, due January 10, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Par value	$ 3,333,000
Current value	$ 3,319,728
Investment, Identifier [Axis]: Corporate Bonds | Intel Corp. | $3,318,000 par, 4.9%, due August 5, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Par value	$ 3,318,000
Current value	$ 2,787,084
Investment, Identifier [Axis]: Corporate Bonds | International Business Machs Corp. | $1,672,000 par, 4.95%, due February 3, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.95%
Par value	$ 1,672,000
Current value	$ 1,666,539
Investment, Identifier [Axis]: Corporate Bonds | International Business Machs Corp. | $470,000 par, 5.8%, due February 3, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.80%
Par value	$ 470,000
Current value	$ 468,526
Investment, Identifier [Axis]: Corporate Bonds | J Paul Getty Trust | $4,371,000 par, 4.91%, due April 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.91%
Par value	$ 4,371,000
Current value	$ 4,441,063
Investment, Identifier [Axis]: Corporate Bonds | JBS USA Food Co. | $874,000 par, 6.38%, due April 15, 2066
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.38%
Par value	$ 874,000
Current value	$ 883,474
Investment, Identifier [Axis]: Corporate Bonds | JPMorgan Chase & Co. | $5,413,000 par, 5.58%, due April 22, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.58%
Par value	$ 5,413,000
Current value	$ 5,639,686
Investment, Identifier [Axis]: Corporate Bonds | Jefferies Financial Group Inc. | $1,119,000 par, 5.5%, due February 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 1,119,000
Current value	$ 1,104,584
Investment, Identifier [Axis]: Corporate Bonds | LYB International LLC | $4,011,000 par, 5.88%, due January 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 4,011,000
Current value	$ 3,967,135
Investment, Identifier [Axis]: Corporate Bonds | Lloyds Banking Group PLC | $2,639,000 par, 5.46%, due January 5, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.46%
Par value	$ 2,639,000
Current value	$ 2,673,231
Investment, Identifier [Axis]: Corporate Bonds | M&T Bank Corp. | $2,729,000 par, 5.39%, due January 16, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.39%
Par value	$ 2,729,000
Current value	$ 2,767,241
Investment, Identifier [Axis]: Corporate Bonds | Massechusetts Institute of Technology | $701,000 par, 5.62%, due June 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.62%
Par value	$ 701,000
Current value	$ 721,657
Investment, Identifier [Axis]: Corporate Bonds | Merck & Co Inc. | $1,241,000 par, 5.70%, due December 4, 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Par value	$ 1,241,000
Current value	$ 1,222,806
Investment, Identifier [Axis]: Corporate Bonds | Merck & Co Inc. | $1,300,000 par, 5.50%, due March 15, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 1,300,000
Current value	$ 1,293,163
Investment, Identifier [Axis]: Corporate Bonds | Meta Platforms Inc. | $1,152,000 par, 5.75%, due November 15, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.75%
Par value	$ 1,152,000
Current value	$ 1,089,250
Investment, Identifier [Axis]: Corporate Bonds | Meta Platforms Inc. | $2,561,000 par, 5.50%, due November 15, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 2,561,000
Current value	$ 2,462,744
Investment, Identifier [Axis]: Corporate Bonds | Meta Platforms Inc. | $930,000 par, 4.65%, due November 15, 2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Par value	$ 930,000
Current value	$ 741,754
Investment, Identifier [Axis]: Corporate Bonds | Minera Mexico | $1,198,000 par, 5.63%, due February 12, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.63%
Par value	$ 1,198,000
Current value	$ 1,240,110
Investment, Identifier [Axis]: Corporate Bonds | Molex Electr Technologies | $1,908,000 par, 4.75%, due April 30, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 1,908,000
Current value	$ 1,934,281
Investment, Identifier [Axis]: Corporate Bonds | Morgan Stanley | $4,179,000 par, 4.24%, due January 9, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.24%
Par value	$ 4,179,000
Current value	$ 4,186,911
Investment, Identifier [Axis]: Corporate Bonds | Morgan Stanley | $4,232,000 par, 4.49%, due January 16, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.49%
Par value	$ 4,232,000
Current value	$ 4,229,209
Investment, Identifier [Axis]: Corporate Bonds | Morgan Stanley | $4,446,000 par, 5.07%, due January 30, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.07%
Par value	$ 4,446,000
Current value	$ 4,425,332
Investment, Identifier [Axis]: Corporate Bonds | Morgan Stanley | $5,415,000 par, 4.47%, due November 19, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.47%
Par value	$ 5,415,000
Current value	$ 5,416,721
Investment, Identifier [Axis]: Corporate Bonds | Morgan Stanley | $6,574,000 par, 4.73%, due July 18, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.73%
Par value	$ 6,574,000
Current value	$ 6,660,413
Investment, Identifier [Axis]: Corporate Bonds | Morgan Stanley | $952,000 par, 5.52%, due November 19, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.52%
Par value	$ 952,000
Current value	$ 939,390
Investment, Identifier [Axis]: Corporate Bonds | NRG Energy | $2,710,000 par, 7.0%, due March 15, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.00%
Par value	$ 2,710,000
Current value	$ 2,982,360
Investment, Identifier [Axis]: Corporate Bonds | NTT Finance Corp. | $1,673,000 par, 4.57%, due July 16, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.57%
Par value	$ 1,673,000
Current value	$ 1,687,579
Investment, Identifier [Axis]: Corporate Bonds | NTT Finance Corp. | $6,628,000 par, 4.39%, due July 16, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.39%
Par value	$ 6,628,000
Current value	$ 6,758,299
Investment, Identifier [Axis]: Corporate Bonds | National Fuel Gas Co. | $1,896,000 par, 4.75%, due September 1, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 1,896,000
Current value	$ 1,919,394
Investment, Identifier [Axis]: Corporate Bonds | National Fuel Gas Co. | $4,723,000 par, 5.50%, due March 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 4,723,000
Current value	$ 4,885,345
Investment, Identifier [Axis]: Corporate Bonds | National Fuel Gas Co. | $874,000 par, 5.95%, due March 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.95%
Par value	$ 874,000
Current value	$ 916,032
Investment, Identifier [Axis]: Corporate Bonds | NextEra Energy Capital Holdings Inc. | $2,049,000 par, 5.90%, due March 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.90%
Par value	$ 2,049,000
Current value	$ 2,061,157
Investment, Identifier [Axis]: Corporate Bonds | NextEra Energy Capital Holdings Inc. | $4,541,000 par, 4.69%, due September 1, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.69%
Par value	$ 4,541,000
Current value	$ 4,592,959
Investment, Identifier [Axis]: Corporate Bonds | Nisource Fin Corp. | $1,683,000 par, 5.95%, due June 15, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.95%
Par value	$ 1,683,000
Current value	$ 1,732,089
Investment, Identifier [Axis]: Corporate Bonds | Nisource Fin Corp. | $2,985,000 par, 5.25%, due February 15, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Par value	$ 2,985,000
Current value	$ 2,850,816
Investment, Identifier [Axis]: Corporate Bonds | Norinchukin Bank | $1,757,000 par, 5.36%, due September 9, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.36%
Par value	$ 1,757,000
Current value	$ 1,781,194
Investment, Identifier [Axis]: Corporate Bonds | Norinchukin Bank | $2,370,000 par, 4.67%, due September 9, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.67%
Par value	$ 2,370,000
Current value	$ 2,384,934
Investment, Identifier [Axis]: Corporate Bonds | Nuveen Select Tax-Free Income Portfolio | $1,786,000 par, 4.30%, due August 19, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 1,786,000
Current value	$ 1,793,987
Investment, Identifier [Axis]: Corporate Bonds | Nuveen Select Tax-Free Income Portfolio | $2,666,000 par, 4.85%, due August 19, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.85%
Par value	$ 2,666,000
Current value	$ 2,689,280
Investment, Identifier [Axis]: Corporate Bonds | OCP S.A. | $670,000 par, 6.88%, due April 25, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.88%
Par value	$ 670,000
Current value	$ 691,775
Investment, Identifier [Axis]: Corporate Bonds | Occidental Petroleum | $1,307,000 par, 4.4%, due April 15, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.40%
Par value	$ 1,307,000
Current value	$ 1,039,430
Investment, Identifier [Axis]: Corporate Bonds | Occidental Petroleum | $2,282,000 par, 7.88%, due September 15, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.88%
Par value	$ 2,282,000
Current value	$ 2,627,883
Investment, Identifier [Axis]: Corporate Bonds | Occidental Petroleum | $2,767,000 par, 6.13%, due January 1, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.13%
Par value	$ 2,767,000
Current value	$ 2,926,036
Investment, Identifier [Axis]: Corporate Bonds | Occidental Petroleum | $445,000 par, 6.60%, due March 15, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.60%
Par value	$ 445,000
Current value	$ 460,095
Investment, Identifier [Axis]: Corporate Bonds | Occidental Petroleum | $562,000 par, 6.2%, due March 15, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.20%
Par value	$ 562,000
Current value	$ 573,840
Investment, Identifier [Axis]: Corporate Bonds | Oglethorpe Power Corp. | $2,008,750 par, 6.19%, due January 1, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.19%
Par value	$ 2,008,750
Current value	$ 2,119,378
Investment, Identifier [Axis]: Corporate Bonds | Oglethorpe Power Corp. | $2,091,000 par, 6.20%, due December 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.20%
Par value	$ 2,091,000
Current value	$ 2,149,318
Investment, Identifier [Axis]: Corporate Bonds | Oneok Inc. | $5,762,000 par, 6.50%, due September 1, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 5,762,000
Current value	$ 6,181,156
Investment, Identifier [Axis]: Corporate Bonds | Oracle Corp. | $1,127,000 par, 2.95%, due April 1, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.95%
Par value	$ 1,127,000
Current value	$ 1,041,318
Investment, Identifier [Axis]: Corporate Bonds | Oracle Corp. | $1,351,000 par, 5.2%, due September 26, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Par value	$ 1,351,000
Current value	$ 1,287,497
Investment, Identifier [Axis]: Corporate Bonds | Oracle Corp. | $3,253,000 par, 5.88%, due September 26, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 3,253,000
Current value	$ 2,924,733
Investment, Identifier [Axis]: Corporate Bonds | Ovintiv Inc. | $1,793,000 par, 6.25%, due July 15, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.25%
Par value	$ 1,793,000
Current value	$ 1,903,738
Investment, Identifier [Axis]: Corporate Bonds | PPL Capital Funding Inc. | $1,612,000 par, 5.25%, due September 1, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Par value	$ 1,612,000
Current value	$ 1,643,881
Investment, Identifier [Axis]: Corporate Bonds | PSEG Power LLC | $2,798,000 par, 5.75%, due May 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.75%
Par value	$ 2,798,000
Current value	$ 2,891,028
Investment, Identifier [Axis]: Corporate Bonds | PSEG Power LLC | $4,914,000 par, 5.20%, due May 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Par value	$ 4,914,000
Current value	$ 5,041,029
Investment, Identifier [Axis]: Corporate Bonds | Pacific Corp. | $1,269,000 par, 5.8%, due January 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.80%
Par value	$ 1,269,000
Current value	$ 1,195,163
Investment, Identifier [Axis]: Corporate Bonds | Pacific Gas & Electric Co. | $1,352,000 par, 6.70%, due April 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.70%
Par value	$ 1,352,000
Current value	$ 1,431,811
Investment, Identifier [Axis]: Corporate Bonds | Pacific Gas & Electric Co. | $1,579,000 par, 6.95%, due March 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.95%
Par value	$ 1,579,000
Current value	$ 1,750,174
Investment, Identifier [Axis]: Corporate Bonds | Pacific Gas & Electric Co. | $3,574,000 par, 4.50%, due July 1, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 3,574,000
Current value	$ 3,109,565
Investment, Identifier [Axis]: Corporate Bonds | Pacific Gas & Electric Co. | $331,000 par, 6.15%, due March 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.15%
Par value	$ 331,000
Current value	$ 328,601
Investment, Identifier [Axis]: Corporate Bonds | Perusahaan Listrik Negara | $1,573,000 par, 5.45%, due February 3, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Par value	$ 1,573,000
Current value	$ 1,564,746
Investment, Identifier [Axis]: Corporate Bonds | Perusahaan Listrik Negara | $2,283,000 par, 4.75%, due February 3, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 2,283,000
Current value	$ 2,275,318
Investment, Identifier [Axis]: Corporate Bonds | Pfizer Inc. | $960,000 par, 5.60%, due November 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.60%
Par value	$ 960,000
Current value	$ 953,867
Investment, Identifier [Axis]: Corporate Bonds | Plains All American Pipeline | $847,000 par, 5.60%, due January 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.60%
Par value	$ 847,000
Current value	$ 859,342
Investment, Identifier [Axis]: Corporate Bonds | President and Fellows Harvard College | $2,771,000 par, 5.26%, due March 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.26%
Par value	$ 2,771,000
Current value	$ 2,902,170
Investment, Identifier [Axis]: Corporate Bonds | President and Fellows Harvard College | $3,550,000 par, 4.89%, due March 15, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.89%
Par value	$ 3,550,000
Current value	$ 3,667,364
Investment, Identifier [Axis]: Corporate Bonds | Protective Life Global Funding | $1,100,000 par, 4.16%, due January 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.16%
Par value	$ 1,100,000
Current value	$ 1,100,214
Investment, Identifier [Axis]: Corporate Bonds | RWE Finance US LLC | $1,106,000 par, 5.88%, due April 16, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 1,106,000
Current value	$ 1,161,301
Investment, Identifier [Axis]: Corporate Bonds | RWE Finance US LLC | $826,000 par, 5.88%, due September 18, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 826,000
Current value	$ 812,302
Investment, Identifier [Axis]: Corporate Bonds | Rio Tinto Finance | $3,867,000 par, 4.88%, due March 14, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.88%
Par value	$ 3,867,000
Current value	$ 3,964,725
Investment, Identifier [Axis]: Corporate Bonds | Royal Bank of Canada | $1,613,000 par, 4.50%, due August 6, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 1,613,000
Current value	$ 1,630,063
Investment, Identifier [Axis]: Corporate Bonds | Royal Bank of Canada | $3,177,000 par, 4.65%, due October 18, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Par value	$ 3,177,000
Current value	$ 3,223,176
Investment, Identifier [Axis]: Corporate Bonds | S&P Global Inc. | $1,121,000 par, 4.25%, due May 1, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Par value	$ 1,121,000
Current value	$ 1,127,102
Investment, Identifier [Axis]: Corporate Bonds | Santander UK Group | $2,046,000 par, 6.53%, due January 10, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.53%
Par value	$ 2,046,000
Current value	$ 2,135,800
Investment, Identifier [Axis]: Corporate Bonds | Santander UK Group | $2,509,000 par, 4.32%, due September 22, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.32%
Par value	$ 2,509,000
Current value	$ 2,513,052
Investment, Identifier [Axis]: Corporate Bonds | Sempra Energy | $1,900,000 par, 3.4%, due February 1, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.40%
Par value	$ 1,900,000
Current value	$ 1,877,605
Investment, Identifier [Axis]: Corporate Bonds | Sherwin-Williams Co. | $877,000 par, 4.3%, due August 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 877,000
Current value	$ 883,064
Investment, Identifier [Axis]: Corporate Bonds | Societe Generale | $3,406,000 par, 5.25%, due May 22, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Par value	$ 3,406,000
Current value	$ 3,476,468
Investment, Identifier [Axis]: Corporate Bonds | Southern Brands Co. | $1,496,000 par, 5.2%, due June 15, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.20%
Par value	$ 1,496,000
Current value	$ 1,534,342
Investment, Identifier [Axis]: Corporate Bonds | Southern California Edison | $1,187,000 par, 6.05%, due March 15, 2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.05%
Par value	$ 1,187,000
Current value	$ 1,221,916
Investment, Identifier [Axis]: Corporate Bonds | Southern California Edison | $1,639,000 par, 4.88%, due February 1, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.88%
Par value	$ 1,639,000
Current value	$ 1,651,441
Investment, Identifier [Axis]: Corporate Bonds | Southern California Edison | $1,639,000 par, 4.9%, due June 1, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Par value	$ 1,639,000
Current value	$ 1,642,115
Investment, Identifier [Axis]: Corporate Bonds | Southern California Edison | $815,000 par, 4.00%, due April 1, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 815,000
Current value	$ 615,285
Investment, Identifier [Axis]: Corporate Bonds | Southern California Gas Co. | $1,688,000 par, 5.05%, due September 1, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.05%
Par value	$ 1,688,000
Current value	$ 1,709,427
Investment, Identifier [Axis]: Corporate Bonds | Sprint Capital Corp. | $2,402,000 par, 6.88%, due November 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.88%
Par value	$ 2,402,000
Current value	$ 2,576,954
Investment, Identifier [Axis]: Corporate Bonds | Standard Chartered | $1,675,000 par, 5.69%, due May 14, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.69%
Par value	$ 1,675,000
Current value	$ 1,707,762
Investment, Identifier [Axis]: Corporate Bonds | Steel Dynamics Inc. | $793,000 par, 4.00%, due December 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 793,000
Current value	$ 791,865
Investment, Identifier [Axis]: Corporate Bonds | Sumitomo Mitsui | $3,326,000 par, 4.49%, due January 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.49%
Par value	$ 3,326,000
Current value	$ 3,334,096
Investment, Identifier [Axis]: Corporate Bonds | Toronto Dominion Bank | $4,661,000 par, 4.93%, due October 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.93%
Par value	$ 4,661,000
Current value	$ 4,648,637
Investment, Identifier [Axis]: Corporate Bonds | UnitedHealth Group Inc. | $3,070,000 par, 5.15%, due July 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.15%
Par value	$ 3,070,000
Current value	$ 3,132,093
Investment, Identifier [Axis]: Corporate Bonds | UnitedHealth Group Inc. | $3,340,000 par, 5.63%, due July 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.63%
Par value	$ 3,340,000
Current value	$ 3,252,290
Investment, Identifier [Axis]: Corporate Bonds | Vale Overseas Ltd. | $1,692,000 par, 6.13%, due June 12, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.13%
Par value	$ 1,692,000
Current value	$ 1,812,173
Investment, Identifier [Axis]: Corporate Bonds | Vale Overseas Ltd. | $1,903,000 par, 6.40%, due June 28, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.40%
Par value	$ 1,903,000
Current value	$ 1,956,722
Investment, Identifier [Axis]: Corporate Bonds | Verizon Communications Inc. | $2,457,000 par, 4.33%, due September 21, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.33%
Par value	$ 2,457,000
Current value	$ 2,477,976
Investment, Identifier [Axis]: Corporate Bonds | Verizon Communications Inc. | $3,707,000 par, 4.016%, due December 3, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.016%
Par value	$ 3,707,000
Current value	$ 3,685,350
Investment, Identifier [Axis]: Corporate Bonds | Viacom Inc. | $987,000 par, 5.85%, due September 1, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.85%
Par value	$ 987,000
Current value	$ 795,684
Investment, Identifier [Axis]: Corporate Bonds | Vistra Operations Co. LLC | $1,215,000 par, 4.30%, due October 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 1,215,000
Current value	$ 1,215,114
Investment, Identifier [Axis]: Corporate Bonds | Vistra Operations Co. LLC | $1,547,000 par, 5.70%, due December 30, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.70%
Par value	$ 1,547,000
Current value	$ 1,585,958
Investment, Identifier [Axis]: Corporate Bonds | Vistra Operations Co. LLC | $2,580,000 par, 6.00%, due April 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 2,580,000
Current value	$ 2,704,725
Investment, Identifier [Axis]: Corporate Bonds | Vistra Operations Co. LLC | $3,796,000 par, 4.30%, due July 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.30%
Par value	$ 3,796,000
Current value	$ 3,776,902
Investment, Identifier [Axis]: Corporate Bonds | Vistra Operations Co. LLC | $3,988,000 par, 4.7%, due January 31, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.70%
Par value	$ 3,988,000
Current value	$ 3,982,412
Investment, Identifier [Axis]: Corporate Bonds | Wells Fargo & Co. | $1,658,000 par, 5.56%, due July 25, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.56%
Par value	$ 1,658,000
Current value	$ 1,727,854
Investment, Identifier [Axis]: Corporate Bonds | Wells Fargo & Co. | $1,993,000 par, 3.07%, due April 30, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.07%
Par value	$ 1,993,000
Current value	$ 1,537,997
Investment, Identifier [Axis]: Corporate Bonds | Wells Fargo & Co. | $2,533,000 par, 4.96%, due January 23, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.96%
Par value	$ 2,533,000
Current value	$ 2,512,315
Investment, Identifier [Axis]: Corporate Bonds | Wells Fargo & Co. | $3,427,000 par, 5.24%, due January 24, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.24%
Par value	$ 3,427,000
Current value	$ 3,540,639
Investment, Identifier [Axis]: Corporate Bonds | Wells Fargo & Co. | $7,535,000 par, 5.71%, due April 22, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.71%
Par value	$ 7,535,000
Current value	$ 7,685,809
Investment, Identifier [Axis]: Corporate Bonds | Western Gas Partners | $1,241,000 par, 5.30%, due March 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.30%
Par value	$ 1,241,000
Current value	$ 1,081,421
Investment, Identifier [Axis]: Corporate Bonds | Western Gas Partners | $897,000 par, 5.45%, due April 1, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Par value	$ 897,000
Current value	$ 820,824
Investment, Identifier [Axis]: Corporate Bonds | Western Midstream Operating | $1,629,000 par, 6.15%, due April 1, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.15%
Par value	$ 1,629,000
Current value	$ 1,721,616
Investment, Identifier [Axis]: Corporate Bonds | Western Midstream Operating | $1,751,000 par, 5.45%, due November 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.45%
Par value	$ 1,751,000
Current value	$ 1,762,705
Investment, Identifier [Axis]: Corporate Bonds | Western Midstream Operating | $2,915,000 par, 4.80%, due March 1, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.80%
Par value	$ 2,915,000
Current value	$ 2,916,404
Investment, Identifier [Axis]: Corporate Bonds | Western Southern Global | $2,268,000 par, 4.25%, due January 29, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Par value	$ 2,268,000
Current value	$ 2,273,489
Investment, Identifier [Axis]: Corporate Bonds | Williams Cos Inc. | $4,948,000 par, 5.15%, due March 15, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.15%
Par value	$ 4,948,000
Current value	$ 4,926,084
Investment, Identifier [Axis]: Corporate Bonds | Williams Cos Inc. | $676,000 par, 5.95%, due March 15, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.95%
Par value	$ 676,000
Current value	$ 676,186
Investment, Identifier [Axis]: Corporate Bonds | Windfall Mining Group | $1,695,000 par, 5.85%, due May 13, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.85%
Par value	$ 1,695,000
Current value	$ 1,768,708
Investment, Identifier [Axis]: Government Securities | ADNOC Murban RSC Ltd. | $3,031,000 par, 5.13%, due September 11, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.13%
Par value	$ 3,031,000
Current value	$ 2,818,146
Investment, Identifier [Axis]: Government Securities | Abu Dhabi Crude Oil Pipeline LLC | $1,383,000 par, 4.6%, due November 2, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.60%
Par value	$ 1,383,000
Current value	$ 1,273,800
Investment, Identifier [Axis]: Government Securities | Chile Electricity Lux | $2,875,720 par, 5.67%, due October 20, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.67%
Par value	$ 2,875,720
Current value	$ 2,965,648
Investment, Identifier [Axis]: Government Securities | Chile Electricity Lux | $3,708,654 par, 5.58%, due October 20, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.58%
Par value	$ 3,708,654
Current value	$ 3,804,807
Investment, Identifier [Axis]: Government Securities | Colombia Republic | $1,189,000 par, 8.0%, due April 20, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.00%
Par value	$ 1,189,000
Current value	$ 1,275,975
Investment, Identifier [Axis]: Government Securities | Connecticut Avenue Securities Trust | $264,335 par, 5.37%, due July 25, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.37%
Par value	$ 264,335
Current value	$ 265,402
Investment, Identifier [Axis]: Government Securities | Equinor ASA | $3,540,000 par, 4.5%, due September 3, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 3,540,000
Current value	$ 3,582,057
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,003,339 par, 6.50%, due April 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 1,003,339
Current value	$ 1,068,615
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,089,650 par, 3.50%, due March 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,089,650
Current value	$ 1,025,013
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,097,172 par, 4.50%, due May 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 1,097,172
Current value	$ 1,080,834
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,152,859 par, 5.00%, due June 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 1,152,859
Current value	$ 1,164,000
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,155,664 par, 5.00%, due June 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 1,155,664
Current value	1,167,136
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,164,132 par, Floating Rate, due May 25, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,164,132
Current value	$ 1,167,043
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,197,111 par, 4.50%, due September 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 1,197,111
Current value	$ 1,192,132
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,321,160 par, 3.50%, due January 25, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,321,160
Current value	$ 1,287,118
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,370,470 par, 3.00%, due July 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,370,470
Current value	1,237,480
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,532,257 par, Floating Rate, due September 25, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,532,257
Current value	$ 1,534,917
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,616,137 par, 1.00%, due January 15, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.00%
Par value	$ 1,616,137
Current value	$ 1,418,900
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,622,722 par, 2.00%, due September 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,622,722
Current value	$ 1,323,165
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,752,650 par, 3.50%, due November 1, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,752,650
Current value	$ 1,643,301
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,880,622 par, 4.46%, August 25, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.46%
Par value	$ 1,880,622
Current value	$ 1,905,908
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,922,945 par, 2.00%, due August 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,922,945
Current value	$ 1,576,378
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,929,085 par, 5.50%, due May 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 1,929,085
Current value	$ 1,972,568
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $1,960,632 par, 4.00%, due November 25, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,960,632
Current value	$ 1,951,948
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $107,345 par, 4.00%, due August 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 107,345
Current value	$ 104,423
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $152,955 par, 3.00%, due May 1, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 152,955
Current value	$ 147,372
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $168,152 par, 4.97%, due February 25, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.97%
Par value	$ 168,152
Current value	$ 168,357
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $183,595 par, 3.00%, due December 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 183,595
Current value	$ 165,887
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,011,847 par, 3.00%, due June 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,011,847
Current value	$ 1,816,003
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,079,848 par, 2.50%, due February 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,079,848
Current value	$ 1,790,259
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,098,507 par, 4.90%, due October 25, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.90%
Par value	$ 2,098,507
Current value	$ 2,166,926
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,161,593 par, 2.50%, due July 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,161,593
Current value	$ 1,871,545
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,188,183 par, 5.00%, due February 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,188,183
Current value	$ 2,196,860
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,208,603 par, 2.50%, due April 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,208,603
Current value	$ 1,914,653
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,216,706 par, 2.50%, due August 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,216,706
Current value	$ 1,913,281
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,222,446 par, 3.00%, due July 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,222,446
Current value	$ 1,973,815
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,252,530 par, 2.00%, due December 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 2,252,530
Current value	$ 1,857,210
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,425,962 par, 5.50%, due June 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 2,425,962
Current value	$ 2,474,166
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,453,154 par, 4.00%, due July 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 2,453,154
Current value	$ 2,394,502
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,465,554 par, 4.00%, due August 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 2,465,554
Current value	$ 2,360,753
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,623,637 par, 6.50%, due August 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 2,623,637
Current value	$ 2,749,630
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,623,729 par, 2.50%, due December 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,623,729
Current value	$ 2,491,519
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,677,677 par, 2.50%, due May 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,677,677
Current value	$ 2,286,233
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,680,871 par, 5.00%, due September 1, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,680,871
Current value	$ 2,725,275
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,798,599 par, 6.00%, due February 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 2,798,599
Current value	$ 2,946,187
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,805,462 par, 5.50%, due June 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 2,805,462
Current value	$ 2,899,516
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,822,545 par, 5.00%, due August 25, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,822,545
Current value	$ 2,838,353
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,823,755 par, 3.00%, due October 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,823,755
Current value	$ 2,508,215
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $2,906,161 par, 2.50%, due November 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,906,161
Current value	$ 2,522,271
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $204,253 par, 3.00%, due February 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 204,253
Current value	$ 185,025
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $215,040 par, 2.50%, due July 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 215,040
Current value	$ 204,198
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $230,705 par, 2.50%, due March 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 230,705
Current value	$ 197,721
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $252,435 par, 3.00%, due September 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 252,435
Current value	$ 228,112
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $294,465 par, 4.00%, due September 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 294,465
Current value	$ 283,885
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $295,437 par, 2.50%, due February 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 295,437
Current value	$ 253,410
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,029,846 par, 6.00%, due September 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 3,029,846
Current value	$ 3,145,158
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,034,102 par, 6.50%, due August 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 3,034,102
Current value	$ 3,189,836
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,088,961 par, 6.00%, due January 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 3,088,961
Current value	$ 3,177,711
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,102,392 par, 3.50%, due January 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 3,102,392
Current value	$ 2,911,687
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,130,452 par, 2.00%, due November 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,130,452
Current value	$ 2,564,308
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,269,861 par, 2.00%, due May 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,269,861
Current value	$ 2,669,286
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,487,609 par, 5.00%, due August 1, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 3,487,609
Current value	$ 3,557,697
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,568,870 par, 4.00%, due May 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 3,568,870
Current value	$ 3,428,493
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,608,657 par, 4.50%, December 25, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 3,608,657
Current value	$ 3,613,974
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,932,025 par, 3.50%, due September 25, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 3,932,025
Current value	$ 3,831,478
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $3,933,774 par, 3.50%, due August 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 3,933,774
Current value	$ 3,642,442
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $320,626 par, 3.00%, due May 1, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 320,626
Current value	$ 311,070
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $328,965 par, 2.50%, due September 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 328,965
Current value	$ 281,210
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $345,034 par, 3.00%, due January 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 345,034
Current value	$ 311,232
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $358,787 par, 6.00%, due November 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 358,787
Current value	$ 376,535
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $359,851 par, 3.00%, due November 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 359,851
Current value	$ 324,603
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $37,914 par, 3.00%, due February 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 37,914
Current value	$ 34,248
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $380,744 par, 2.50%, due March 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 380,744
Current value	$ 328,366
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $381,005 par, 2.50%, due April 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 381,005
Current value	$ 325,815
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $388,944 par, 2.00%, due December 31, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 388,944
Current value	$ 372,398
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $4,031,486 par, 2.00%, due August 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 4,031,486
Current value	$ 3,284,789
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $4,047,534 par, 3.00%, due June 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 4,047,534
Current value	$ 3,594,716
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $4,591,209 par, 2.00%, due November 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 4,591,209
Current value	$ 3,727,631
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $4,995,352 par, 2.00%, due February 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 4,995,352
Current value	$ 4,088,817
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $417,130 par, 3.50%, due October 15, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 417,130
Current value	$ 410,110
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $426,146 par, 5.00%, due February 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 426,146
Current value	$ 427,825
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $430,354 par, 2.50%, due December 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 430,354
Current value	$ 368,015
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $471,639 par, 3.50%, due March 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 471,639
Current value	$ 444,193
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $472,914 par, 2.50%, due June 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 472,914
Current value	$ 405,842
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $494,209 par, 6.50%, due February 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 494,209
Current value	$ 518,415
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $5,243,682 par, 2.00%, due February 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 5,243,682
Current value	$ 4,323,387
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $5,495,447 par, 5.50%, due February 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 5,495,447
Current value	$ 5,591,927
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $5,757,817 par, 2.50%, due February 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 5,757,817
Current value	$ 4,918,409
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $54,402 par, 3.50%, due October 1, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 54,402
Current value	$ 51,265
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $57,266 par, 2.50%, due August 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 57,266
Current value	$ 49,076
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $590,017 par, 6.00%, due March 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 590,017
Current value	$ 612,559
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $6,179,878 par, 5.50%, due November 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 6,179,878
Current value	$ 6,387,072
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $6,550 par, 6.50%, due June 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 6,550
Current value	$ 6,850
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $610,440 par, 3.00%, due April 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 610,440
Current value	$ 551,258
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $611,000 par, 6.25%, due July 15, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.25%
Par value	$ 611,000
Current value	$ 687,581
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $615,518 par, 3.00%, due January 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 615,518
Current value	$ 555,219
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $711,617 par, 4.72%, due January 25, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.72%
Par value	$ 711,617
Current value	$ 712,500
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $73,918 par, 6.17%, due March 25, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.17%
Par value	$ 73,918
Current value	$ 74,463
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $799,861 par, 5.00%, due December 1, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 799,861
Current value	$ 809,184
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $800,920 par, 1.50%, due June 1, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 800,920
Current value	$ 722,884
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $844,047 par, 2.00%, due December 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 844,047
Current value	$ 691,401
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $894,406 par, 2.50%, due December 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 894,406
Current value	$ 766,900
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $896,673 par, 2.50%, due December 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 896,673
Current value	$ 771,828
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $901,000 par, 3.51%, due March 1, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.51%
Par value	$ 901,000
Current value	$ 890,865
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $940,677 par, 6.00%, due September 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 940,677
Current value	991,194
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $944,469 par, Floating Rate, due February 25, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	944,469
Current value	$ 946,801
Investment, Identifier [Axis]: Government Securities | FHLMC, Freddie Mac | $984,462 par, 3.00%, due May 1, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 984,462
Current value	$ 955,564
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,029,241 par, 2.50%, due September 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,029,241
Current value	$ 977,312
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,040,072 par, 3.00%, due November 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,040,072
Current value	$ 938,301
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,158,448 par, 2.00%, due June 25, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,158,448
Current value	$ 1,056,785
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,198,662 par, 2.50%, due July 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,198,662
Current value	$ 1,138,528
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,246,511 par, 3.00%, due December 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,246,511
Current value	$ 1,124,283
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,302,876 par, 2.00%, due June 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,302,876
Current value	$ 1,068,874
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,485,906 par, 4.00%, due December 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,485,906
Current value	$ 1,433,607
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,560,059 par, 4.00%, due June 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,560,059
Current value	$ 1,517,601
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,566,872 par, 3.50%, due September 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,566,872
Current value	$ 1,450,830
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,569,601 par, 3.00%, due February 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,569,601
Current value	$ 1,394,625
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,570,000 par, 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,570,000
Current value	$ 1,507,610
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,592,535 par, 2.50%, due August 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,592,535
Current value	$ 1,366,004
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,597,244 par, 2.00%, due February 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,597,244
Current value	$ 1,312,295
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,612,127 par, 1.50%, due May 1, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 1,612,127
Current value	$ 1,455,058
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,654,840 par, 2.5%, due April 1, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,654,840
Current value	$ 1,472,853
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,657,137 par, 2.00%, due February 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,657,137
Current value	$ 1,356,063
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,689,379 par, 3.50%, due May 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,689,379
Current value	$ 1,572,102
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,737,729 par, 2.00%, due April 1, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,737,729
Current value	$ 1,516,596
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,755,730 par, 2.50%, due December 1, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,755,730
Current value	$ 1,670,952
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,919,026 par, 2.50%, due December 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,919,026
Current value	$ 1,649,358
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,933,533 par, 2.00%, due August 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,933,533
Current value	$ 1,577,202
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $1,999,530 par, 3.50%, due May 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,999,530
Current value	$ 1,858,159
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $10,295,000 par, 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 10,295,000
Current value	$ 9,123,296
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $10,465,000 par, 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 10,465,000
Current value	$ 10,715,945
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $106,734 par, 2.00%, due September 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 106,734
Current value	$ 87,564
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $115,830 par, 3.00%, due December 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 115,830
Current value	$ 104,672
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $12,030,000 par, 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 12,030,000
Current value	$ 12,182,776
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $13,445,000 par, 2.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 13,445,000
Current value	$ 11,410,405
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $14,970,000 par, 2.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 14,970,000
Current value	$ 12,141,223
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $145,393 par, 3.50%, due September 1, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 145,393
Current value	$ 136,828
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $146,253 par, 3.00%, due May 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 146,253
Current value	$ 142,449
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $160,051 par, 3.00%, due October 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 160,051
Current value	$ 154,382
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $161,268 par, 2.50%, due December 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 161,268
Current value	$ 138,328
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $163,504 par, 2.50%, due October 1, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 163,504
Current value	$ 155,877
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $165,770 par, 3.00%, due December 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 165,770
Current value	$ 149,744
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $187,453 par, 3.00%, due February 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 187,453
Current value	$ 166,557
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $190,349 par, 2.50%, due September 1, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 190,349
Current value	$ 172,123
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,035,448 par, 3.00%, due February 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,035,448
Current value	$ 1,838,633
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,130,000 par, 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,130,000
Current value	$ 2,153,911
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,135,000 par, 6.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 2,135,000
Current value	$ 2,210,893
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,192,525 par, 5.50%, due September 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 2,192,525
Current value	$ 2,250,088
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,199,539 par, 5.00%, due February 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,199,539
Current value	$ 2,208,257
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,238,049 par, 3.00%, due May 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,238,049
Current value	1,987,958
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,277,313 par, due September 25, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	2,277,313
Current value	$ 2,281,347
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,304,948 par, 5.50%, due February 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 2,304,948
Current value	$ 2,354,729
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,316,757 par, 2.50%, due November 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,316,757
Current value	$ 2,191,980
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,349,903 par, 1.50%, due December 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 2,349,903
Current value	$ 1,820,993
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,526,911 par, 4.50%, due October 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 2,526,911
Current value	$ 2,494,384
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,548,530 par, 2.5%, due August 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 2,548,530
Current value	$ 2,207,560
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,567,051 par, 1.50%, due March 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 2,567,051
Current value	$ 1,989,266
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,620,000 par, 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 2,620,000
Current value	$ 2,423,060
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,729,526 par, 5.00%, due October 25, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,729,526
Current value	$ 2,757,939
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,743,469 par, 5.00%, due October 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 2,743,469
Current value	$ 2,776,451
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $2,946,865 par, 3.50%, due June 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 2,946,865
Current value	$ 2,743,172
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $201,265 par, 3.00%, due July 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 201,265
Current value	182,083
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $206,797 par, due January 25, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	206,797
Current value	$ 207,015
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $224,345 par, 2.00%, due October 1, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 224,345
Current value	$ 196,355
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $244,355 par, 2.50%, due April 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 244,355
Current value	$ 209,806
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $250,465 par, 3.50%, due January 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 250,465
Current value	$ 234,651
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $263,110 par, 3.00%, due January 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 263,110
Current value	$ 233,774
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $276,698 par, 2.50%, due February 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 276,698
Current value	$ 236,358
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,009,003 par, 3.50%, due May 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 3,009,003
Current value	$ 2,793,553
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,049,934 par, 2.00%, due June 1, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,049,934
Current value	$ 2,675,726
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,180,015 par, 2.00%, due December 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,180,015
Current value	$ 2,605,572
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,199,678 par, 2.00%, due November 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,199,678
Current value	$ 2,607,026
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,387,786 par, 6.50%, due November 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 3,387,786
Current value	$ 3,578,878
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,419,523 par, 4.00%, due June 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 3,419,523
Current value	$ 3,284,794
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,472,013 par, 1.50%, due August 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 3,472,013
Current value	$ 3,142,563
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,481,993 par, 6.00%, due November 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 3,481,993
Current value	$ 3,641,763
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,491,754 par, 4.50%, due August 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 3,491,754
Current value	$ 3,435,164
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,517,316 par, 2.50%, due March 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 3,517,316
Current value	$ 3,003,436
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,521,629 par, 5.00%, due October 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 3,521,629
Current value	$ 3,556,376
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,677,556 par, 6.00%, due December 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 3,677,556
Current value	$ 3,835,240
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,683,444 par, 6.00%, due July 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 3,683,444
Current value	$ 3,834,286
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,704,423 par, 2.00%, due September 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,704,423
Current value	$ 3,021,741
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,723,026 par, 5.00%, due October 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 3,723,026
Current value	$ 3,762,625
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $3,755,250 par, 2.50%, due June 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 3,755,250
Current value	$ 3,215,976
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $304,606 par, 3.00%, due July 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 304,606
Current value	$ 276,155
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $337,326 par, 2.00%, due November 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 337,326
Current value	$ 276,217
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $344,762 par, 2.50%, due April 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 344,762
Current value	$ 294,048
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $344,856 par, 3.00%, due January 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 344,856
Current value	$ 311,483
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $345,215 par, 2.50%, due September 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 345,215
Current value	$ 294,054
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $354,301 par, 5.50%, due May 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 354,301
Current value	$ 361,207
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $371,144 par, 2.00%, due October 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 371,144
Current value	$ 304,100
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $372,028 par, 2.50%, due March 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 372,028
Current value	$ 320,817
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $375,895 par, 6.50%, due March 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 375,895
Current value	$ 397,231
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $4,317,297 par, 5.50%, due January 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 4,317,297
Current value	$ 4,398,816
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $4,379,026 par, 6.00%, due December 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 4,379,026
Current value	$ 4,564,155
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $4,495,362 par, 5.00%, due March 1, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 4,495,362
Current value	4,515,256
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $4,635,000 par, due February 1, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	4,635,000
Current value	$ 4,851,447
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $4,941,419 par, 2.50%, due June 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 4,941,419
Current value	$ 4,231,803
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $428,179 par, 2.50%, due August 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 428,179
Current value	$ 406,592
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $453,721 par, 3.00%, due May 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 453,721
Current value	$ 409,691
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $471,641 par, 3.00%, due October 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 471,641
Current value	$ 382,928
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $498,240 par, 2.00%, due October 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 498,240
Current value	$ 411,008
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $5,050,198 par, 2.00%, due January 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 5,050,198
Current value	$ 4,143,176
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $5,510,000 par, 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 5,510,000
Current value	$ 5,261,668
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $5,625,000 par, 2.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 5,625,000
Current value	$ 5,195,156
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $506,942 par, 3.00%, due September 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 506,942
Current value	$ 459,593
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $554,055 par, 6.00%, due July 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 554,055
Current value	$ 576,461
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $57,478 par, 3.50%, due June 1, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 57,478
Current value	$ 54,211
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $582,994 par, 3.50%, due October 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 582,994
Current value	$ 547,716
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $592,166 par, 6.50%, due April 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 592,166
Current value	$ 619,876
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $594,417 par, 2.00%, due October 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 594,417
Current value	$ 484,503
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $6,135,100 par, 2.00%, due February 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 6,135,100
Current value	$ 5,010,142
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $6,596,863 par, 1.50%, due January 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 6,596,863
Current value	$ 5,113,520
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $6,919,935 par, 2.50%, due April 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 6,919,935
Current value	$ 5,911,050
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $611,621 par, 3.00%, due July 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 611,621
Current value	$ 553,051
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $634,117 par, 3.00%, due March 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 634,117
Current value	571,929
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $639,054 par, Floating Rate, due June 25, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	639,054
Current value	$ 644,424
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $650,818 par, 2.50% due March 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 650,818
Current value	$ 555,403
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $690,392 par, 3.00%, due November 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 690,392
Current value	$ 622,767
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $7,859,904 par, 2.00%, due January 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 7,859,904
Current value	$ 6,436,801
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $7,995,000 par, 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 7,995,000
Current value	7,981,554
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $71,294 par, due December 25, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	71,294
Current value	$ 71,294
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $745,290 par, 1.50%, due September 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 745,290
Current value	$ 673,166
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $757,883 par, 2.50%, due September 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 757,883
Current value	$ 719,669
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $767,044 par, 4.50%, due July 1, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 767,044
Current value	$ 757,616
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $889,653 par, 3.00%, due March 1, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 889,653
Current value	$ 858,848
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $9,705,000 par, 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 9,705,000
Current value	$ 9,507,180
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $913,706 par, 1.50%, due November 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.50%
Par value	$ 913,706
Current value	$ 826,176
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $92,444 par, 3.00%, due May 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 92,444
Current value	$ 83,829
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $929,981 par, 2.00%, due June 25, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 929,981
Current value	$ 855,979
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $95,256 par, 2.00%, due March 1, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 95,256
Current value	$ 78,316
Investment, Identifier [Axis]: Government Securities | FNMA, Fannie Mae | $96,300 par, 3.00%, due November 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 96,300
Current value	$ 86,955
Investment, Identifier [Axis]: Government Securities | Federal Farm Credit | $803,967 par, 3.00%, due August 1, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 803,967
Current value	$ 725,948
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,060,735 par, 3.50%, due May 20, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,060,735
Current value	$ 997,296
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,129,883 par, 4.00%, due August 20, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,129,883
Current value	$ 1,089,608
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,260,000 par, 4.5%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 1,260,000
Current value	$ 1,230,225
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,306,754 par, 3.00%, due July 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,306,754
Current value	$ 1,181,156
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,363,856 par, 3.00%, due May 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,363,856
Current value	$ 1,233,049
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,402,795 par, 3.5%, due February 20, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,402,795
Current value	$ 1,318,903
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,763,844 par, 3.5%, due April 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,763,844
Current value	$ 1,656,497
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,773,076 par, 2.00%, due October 20, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 1,773,076
Current value	$ 1,435,514
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,784,501 par, 3.00%, due October 20, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,784,501
Current value	$ 1,620,359
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,792,489 par, 3.00%, due January 20, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,792,489
Current value	$ 1,624,807
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,815,000 par, 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,815,000
Current value	$ 1,716,048
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,835,681 par, 3.00%, due October 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 1,835,681
Current value	$ 1,658,870
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $1,940,000 par, 2.5%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 1,940,000
Current value	$ 1,680,072
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $10,020,000 par, 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.50%
Par value	$ 10,020,000
Current value	$ 10,129,448
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $14,963 par, 3.50%, due September 20, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 14,963
Current value	$ 14,063
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $145,071 par, 3.50%, due March 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 145,071
Current value	$ 136,272
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $2,081,680 par, 4.00%, due November 20, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 2,081,680
Current value	$ 1,982,783
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $2,105,464 par, 3.00%, due September 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,105,464
Current value	$ 1,902,987
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $2,314,266 par, 4.50%, due May 20, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 2,314,266
Current value	$ 2,272,481
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $2,836,577 par, 3.00%, due August 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,836,577
Current value	$ 2,562,983
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $2,895,000 par, 3.5%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 2,895,000
Current value	$ 2,651,672
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $2,972,359 par, 3.00%, due November 20, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 2,972,359
Current value	$ 2,691,413
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $3,188,913 par, 2.50%, due January 20, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 3,188,913
Current value	$ 2,763,821
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $3,243,814 par, 2.00%, due December 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,243,814
Current value	$ 2,699,655
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $3,555,113 par, 2%, due October 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 3,555,113
Current value	$ 2,958,761
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $3,712,156 par, 2.5%, due February 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 3,712,156
Current value	$ 3,218,533
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $3,990,536 par, 2.50%, due December 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 3,990,536
Current value	$ 3,458,571
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $340,670 par, 4.00%, due June 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 340,670
Current value	$ 328,691
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $341,416 par, 4.00%, due December 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 341,416
Current value	$ 329,041
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $344,544 par, 3.50%, due November 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 344,544
Current value	$ 323,395
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $367,758 par, 2%, due February 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 367,758
Current value	$ 299,252
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $368,705 par, 4%, due September 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 368,705
Current value	$ 355,541
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $370,852 par, 4.0%, due January 20, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 370,852
Current value	$ 356,754
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $392,194 par, 4%, due July 20, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 392,194
Current value	$ 379,566
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $4,061,380 par, 4.5%, due January 20, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 4,061,380
Current value	$ 3,991,513
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $4,304,992 par, 2.50%, due September 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 4,304,992
Current value	$ 3,731,129
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $4,610,000 par, 6.0%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.00%
Par value	$ 4,610,000
Current value	$ 4,698,873
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $4,678,865 par, 2.00%, due January 20, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 4,678,865
Current value	$ 3,894,002
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $4,775,811 par, 2.50%, due November 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.50%
Par value	$ 4,775,811
Current value	$ 4,139,175
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $416,716 par, 3.50%, due April 20, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 416,716
Current value	$ 391,794
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $453,930 par, 3.00%, due July 20, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 453,930
Current value	$ 412,068
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $458,677 par, 3.5%, due December 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 458,677
Current value	$ 428,963
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $5,127,842 par, 2.00%, due November 20, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 5,127,842
Current value	$ 4,267,650
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $5,350,000 par, 6.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.50%
Par value	$ 5,350,000
Current value	$ 5,532,149
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $55,568 par, 3.5%, due August 20, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 55,568
Current value	$ 52,484
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $618,421 par, 3.5%, due July 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 618,421
Current value	$ 580,272
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $686,473 par, 3.5%, due March 20, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 686,473
Current value	$ 645,419
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $7,290,000 par, 2.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 7,290,000
Current value	$ 6,061,392
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $772,331 par, 3.5%, due May 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 772,331
Current value	$ 725,247
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $800,000 par, 3%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 800,000
Current value	$ 722,200
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $892,385 par, 3.5%, due April 20, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 892,385
Current value	$ 835,408
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $897,235 par, 3.5%, due February 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 897,235
Current value	$ 842,910
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $9,060,000 par, 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 9,060,000
Current value	$ 9,057,845
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $928,978 par, 4.00%, due July 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 928,978
Current value	$ 896,765
Investment, Identifier [Axis]: Government Securities | GNMA, Ginnie Mae | $96,118 par, 4.00%, due May 20, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 96,118
Current value	$ 92,582
Investment, Identifier [Axis]: Government Securities | Illinois State Taxable Pension | $11,975,735 par, 5.10%, due June 1, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.10%
Par value	$ 11,975,735
Current value	$ 12,257,948
Investment, Identifier [Axis]: Government Securities | Israel State Bond | $1,441,000 par, 5.88%, due January 13, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 1,441,000
Current value	$ 1,403,107
Investment, Identifier [Axis]: Government Securities | Kuwait International Bond | $1,315,000 par, 4.02%, due October 9, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.02%
Par value	$ 1,315,000
Current value	$ 1,313,730
Investment, Identifier [Axis]: Government Securities | Kuwait International Bond | $3,402,000 par, 4.14%, due October 9, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.14%
Par value	$ 3,402,000
Current value	$ 3,378,374
Investment, Identifier [Axis]: Government Securities | Kuwait International Bond | $7,991,000 par, 4.65%, due October 9, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.65%
Par value	$ 7,991,000
Current value	$ 7,878,384
Investment, Identifier [Axis]: Government Securities | Mexico (United Mexican States) | $1,390,000 par, 6.13%, due February 9, 2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.13%
Par value	$ 1,390,000
Current value	$ 1,384,440
Investment, Identifier [Axis]: Government Securities | New York | $1,200,000 par, 5.39%, due October 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.39%
Par value	$ 1,200,000
Current value	$ 1,170,900
Investment, Identifier [Axis]: Government Securities | New York | $460,000 par, 5.11%, due October 1, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.11%
Par value	$ 460,000
Current value	$ 431,018
Investment, Identifier [Axis]: Government Securities | New York | $675,000 par, 5.09%, due October 1, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.09%
Par value	$ 675,000
Current value	$ 637,551
Investment, Identifier [Axis]: Government Securities | New York | $685,000 par, 5.37%, due October 1, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.37%
Par value	$ 685,000
Current value	$ 668,743
Investment, Identifier [Axis]: Government Securities | Office Cherifien Des Phosphates | $1,859,000 par, 6.70%, due March 1, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.70%
Par value	$ 1,859,000
Current value	$ 1,970,099
Investment, Identifier [Axis]: Government Securities | PT Freeport Indonesia | $1,065,000 par, 5.32%, due April 14, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.32%
Par value	$ 1,065,000
Current value	$ 1,084,434
Investment, Identifier [Axis]: Government Securities | Panama Republic | $768,000 par, 4.50%, due January 19, 2063
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 768,000
Current value	$ 559,949
Investment, Identifier [Axis]: Government Securities | Qatar Pete | $8,038,000 par, 3.12%, due July 12, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.12%
Par value	$ 8,038,000
Current value	$ 6,146,546
Investment, Identifier [Axis]: Government Securities | Republic of Peru | $746,000 par, 6.2%, due June 30, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.20%
Par value	$ 746,000
Current value	$ 762,561
Investment, Identifier [Axis]: Government Securities | Saudi Arabia KGDM | $1,491,000 par, 5.88%, due January 12, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.88%
Par value	$ 1,491,000
Current value	$ 1,453,187
Investment, Identifier [Axis]: Government Securities | Tennessee Valley Authority | $1,761,000 par, 4.25%, due September 15, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Par value	$ 1,761,000
Current value	$ 1,492,800
Investment, Identifier [Axis]: Government Securities | Tennessee Valley Authority | $3,141,000 par, 5.25%, due February 1, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Par value	$ 3,141,000
Current value	$ 3,112,642
Investment, Identifier [Axis]: Government Securities | Tennessee Valley Authority | $4,336,000 par, 4.88%, due May 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.88%
Par value	$ 4,336,000
Current value	$ 4,465,636
Investment, Identifier [Axis]: Government Securities | Texas Natural Gas Securitization Finance Corp. | $2,519,000 par, 5.17%, due April 1, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.17%
Par value	$ 2,519,000
Current value	$ 2,553,659
Investment, Identifier [Axis]: Government Securities | Texas Natural Gas Securitization Finance Corp. | $4,051,731 par, 0.00%, due April 1, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	0.00%
Par value	$ 4,051,731
Current value	$ 4,177,350
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $1,004,000 par, 3.50%, due December 15, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 1,004,000
Current value	$ 1,001,255
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $10,625,000 par, 2.00%, due November 15, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.00%
Par value	$ 10,625,000
Current value	$ 7,391,016
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $10,870,000 par, 4.00%, due July 31, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 10,870,000
Current value	$ 10,988,891
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $11,124,000 par, 4.63%, due November 15, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 11,124,000
Current value	$ 10,853,722
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $11,316,000 par, 3.63%, due August 31, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 11,316,000
Current value	$ 11,294,783
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $11,435,000 par, 4.00%, due May 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 11,435,000
Current value	$ 11,548,010
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $11,566,000 par, 5.0%, due May 15, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.00%
Par value	$ 11,566,000
Current value	$ 11,819,006
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $11,804,000 par, 4.38%, due December 31, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.38%
Par value	$ 11,804,000
Current value	$ 12,085,267
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $12,372,000 par, 4.00%, due November 15, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 12,372,000
Current value	$ 12,118,761
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $12,819,000 par, 4.63%, due April 30, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 12,819,000
Current value	$ 13,201,567
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $13,283,000 par, 3.88%, due June 30, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.88%
Par value	$ 13,283,000
Current value	$ 13,345,783
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $14,205,000 par, 3.88%, due July 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.88%
Par value	$ 14,205,000
Current value	$ 14,270,476
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $14,412,000 par, 3.63%, due August 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 14,412,000
Current value	$ 14,320,799
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $14,452,000 par, 4.875%, due August 15, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.875%
Par value	$ 14,452,000
Current value	$ 14,535,551
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $15,069,000 par, 4.50%, due May 31, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 15,069,000
Current value	$ 15,465,738
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $15,736,000 par, 2.38%, due February 15, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.38%
Par value	$ 15,736,000
Current value	$ 11,541,987
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $17,564,000 par, 3.75%, due January 31, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Par value	$ 17,564,000
Current value	$ 17,520,090
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $19,925,000 par, 3.63%, due September 30, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 19,925,000
Current value	$ 19,791,129
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $2,916,000 par, 4.75%, due May 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 2,916,000
Current value	$ 2,792,981
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $20,004,000 par, 3.63%, due October 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 20,004,000
Current value	$ 19,861,784
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $21,468,000 par, 3.88%, due April 30, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.88%
Par value	$ 21,468,000
Current value	$ 21,575,340
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $26,009,000 par, 3.50%, due November 30, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 26,009,000
Current value	$ 25,673,728
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $26,175,000 par, 4.75%, due August 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 26,175,000
Current value	$ 25,598,332
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $28,583,000 par, 4.63%, due November 15, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 28,583,000
Current value	$ 27,801,434
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $3,436,000 par, 3.00%, due August 15, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Par value	$ 3,436,000
Current value	$ 2,449,761
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $3,646,000 par, 4.38%, due August 15, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.38%
Par value	$ 3,646,000
Current value	$ 3,470,536
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $3,982,000 par, 2.88%, due May 15, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.88%
Par value	$ 3,982,000
Current value	$ 2,770,290
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $37,422,000 par, 3.5%, due January 15, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 37,422,000
Current value	$ 37,313,827
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $4,093,000 par, 3.88%, due February 15, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.88%
Par value	$ 4,093,000
Current value	$ 3,669,470
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $4,094,000 par, 3.88%, due December 31, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.88%
Par value	$ 4,094,000
Current value	$ 4,057,538
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $40,666,000 par, 3.63%, due December 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 40,666,000
Current value	$ 40,345,120
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $41,307,000 par, 3.38%, due December 31, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.38%
Par value	$ 41,307,000
Current value	$ 41,187,597
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $5,026,000 par, 4.63%, due February 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 5,026,000
Current value	$ 4,814,751
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $5,576,000 par, 4.63%, due May 15, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 5,576,000
Current value	$ 5,453,372
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $5,726,000 par, 4.13%, due August 15, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.13%
Par value	$ 5,726,000
Current value	$ 5,236,159
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $5,797,000 par, 4.0%, due February 28, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 5,797,000
Current value	$ 5,855,649
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $5,957,000 par, 3.38%, due August 15, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.38%
Par value	$ 5,957,000
Current value	$ 5,018,307
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $590,000 par, 3.63%, due February 15, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.63%
Par value	$ 590,000
Current value	$ 475,342
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $6,178,000 par, 4.75%, due November 15, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 6,178,000
Current value	$ 6,152,902
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $6,566,000 par, 4.75%, due November 15, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 6,566,000
Current value	$ 6,413,905
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $6,600,000 par, 4.13%, due August 15, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.13%
Par value	$ 6,600,000
Current value	$ 5,814,703
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $6,974,000 par, 4.50%, due February 15, 2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 6,974,000
Current value	$ 6,722,555
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $63,704,000 par, 3.50%, due January 31, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Par value	$ 63,704,000
Current value	$ 63,661,697
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $7,079,000 par, 4.25%, due February 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Par value	$ 7,079,000
Current value	$ 6,368,058
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $7,268,000 par, 4.38%, due January 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.38%
Par value	$ 7,268,000
Current value	$ 7,409,953
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $7,855,000 par, 4.5%, due November 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.50%
Par value	$ 7,855,000
Current value	$ 7,369,279
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $8,031,000 par, 4.25%, due August 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Par value	$ 8,031,000
Current value	$ 7,223,822
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $8,253,000 par, 4.00%, due November 15, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 8,253,000
Current value	$ 7,532,152
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $8,724,000 par, 3.25%, due May 15, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Par value	$ 8,724,000
Current value	$ 7,247,395
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $9,432,000 par, 4.25%, due June 30, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Par value	$ 9,432,000
Current value	$ 9,609,218
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $9,780,000 par, 4.75%, due February 15, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 9,780,000
Current value	$ 9,689,077
Investment, Identifier [Axis]: Government Securities | U.S. Treasury | $9,966,000 par, 4.75%, due May 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.75%
Par value	$ 9,966,000
Current value	$ 9,743,322
Investment, Identifier [Axis]: Government Securities | United Mexican States | $1,840,000 par, 5.38%, due March 22, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.38%
Par value	$ 1,840,000
Current value	$ 1,811,940
Investment, Identifier [Axis]: Government Securities | United Mexican States | $1,865,000 par, 6.88%, due May 13, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.88%
Par value	$ 1,865,000
Current value	$ 1,971,771
Investment, Identifier [Axis]: Government Securities | United Mexican States | $842,000 par, 7.38%, due May 13, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	7.38%
Par value	$ 842,000
Current value	$ 900,435
Investment, Identifier [Axis]: Government Securities | WI Treasury Sec. | $15,091,000 par, 3.88%, due March 31, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.88%
Par value	$ 15,091,000
Current value	$ 15,241,321
Investment, Identifier [Axis]: Government Securities | WI Treasury Sec. | $3,528,000 par, 4.63%, due November 15, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.63%
Par value	$ 3,528,000
Current value	$ 3,381,368
Investment, Identifier [Axis]: Government Securities | WI Treasury Sec. | $5,228,000 par, 3.38%, due November 15, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.38%
Par value	$ 5,228,000
Current value	4,120,726
Investment, Identifier [Axis]: Investments | Walmart Inc. Equity Securities | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,304,802,781
Investment, Identifier [Axis]: Mortgage-Backed Securities | ATLX Trust | $1,158,027 par, 3.85%, due April 25, 2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.85%
Par value	$ 1,158,027
Current value	1,134,376
Investment, Identifier [Axis]: Mortgage-Backed Securities | ATLX Trust | $1,644,897 par, due April 25, 2063
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,644,897
Current value	$ 1,608,990
Investment, Identifier [Axis]: Mortgage-Backed Securities | BX Commercial Mortgage Trust | $1,155,000 par, 5.59%, due November 13, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.59%
Par value	$ 1,155,000
Current value	$ 1,175,573
Investment, Identifier [Axis]: Mortgage-Backed Securities | Benchmark Mortgage Trust | $2,019,054 par, 5.18%, due February 15, 2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.18%
Par value	$ 2,019,054
Current value	$ 2,080,796
Investment, Identifier [Axis]: Mortgage-Backed Securities | Benchmark Mortgage Trust | $906,000 par, 2.29%, due March 15, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.29%
Par value	$ 906,000
Current value	822,425
Investment, Identifier [Axis]: Mortgage-Backed Securities | CMO BMO Mortgage Trust | $1,560,472 par, due September 15, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,560,472
Current value	$ 1,636,870
Investment, Identifier [Axis]: Mortgage-Backed Securities | CMO Bank 2024-BNK | $3,050,342 par, 4.74%, due June 15, 2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.74%
Par value	$ 3,050,342
Current value	$ 3,242,223
Investment, Identifier [Axis]: Mortgage-Backed Securities | CMO Bank 2024-BNK | $913,528 par, 5.05%, due September 15, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.05%
Par value	$ 913,528
Current value	$ 929,206
Investment, Identifier [Axis]: Mortgage-Backed Securities | CMO Bank SR 25-BNK | $2,321,288 par,5.29%, due December 25, 2067
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.29%
Par value	$ 2,321,288
Current value	$ 2,390,136
Investment, Identifier [Axis]: Mortgage-Backed Securities | CMO GS MTG | $415,647 par, 3.57%, due May 10, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.57%
Par value	$ 415,647
Current value	$ 399,041
Investment, Identifier [Axis]: Mortgage-Backed Securities | Citigroup Commercial Mortgage Trust | $816,000 par, 3.72% floating rate, due December 10, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.72%
Par value	$ 816,000
Current value	$ 803,120
Investment, Identifier [Axis]: Mortgage-Backed Securities | Connecticut Avenue Securities Trust | $323,602 par, 5.17%, due October 25, 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.17%
Par value	$ 323,602
Current value	324,207
Investment, Identifier [Axis]: Mortgage-Backed Securities | Freddie Mac STACR REMIC Trust 2021-DNA7 | $469,243 par, Floating Rate, due November 25, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	469,243
Current value	468,957
Investment, Identifier [Axis]: Mortgage-Backed Securities | GS Mortgage-Backed Securities Trust | $1,306,816 par, due September 25, 2061
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,306,816
Current value	$ 1,288,374
Investment, Identifier [Axis]: Mortgage-Backed Securities | GS Mortgage-Backed Securities Trust | $685,106 par, 3.75%, due July 25, 2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Par value	$ 685,106
Current value	$ 672,305
Investment, Identifier [Axis]: Mortgage-Backed Securities | Gitsit Mortgage Loan Trust | $1,481,803 par, 6.28%, due February 25, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.28%
Par value	$ 1,481,803
Current value	1,483,232
Investment, Identifier [Axis]: Mortgage-Backed Securities | Gitsit Mortgage Loan Trust | $2,968,026 par, due December 25, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	2,968,026
Current value	$ 2,975,568
Investment, Identifier [Axis]: Mortgage-Backed Securities | Legacy Mortgage Assest Trust | $1,778,714 par, 1.75%, due April 25, 2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.75%
Par value	$ 1,778,714
Current value	$ 1,781,049
Investment, Identifier [Axis]: Mortgage-Backed Securities | Legacy Mortgage Assest Trust | $361,342 par, 1.65%, due June 25, 2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.65%
Par value	$ 361,342
Current value	361,646
Investment, Identifier [Axis]: Mortgage-Backed Securities | MFRA Trust | $2,150,302 par, due October 25, 2062
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	2,150,302
Current value	$ 2,153,589
Investment, Identifier [Axis]: Mortgage-Backed Securities | Mill City Mortgage Loan Trust | $234,553 par, 1.13%, due November 25, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	1.13%
Par value	$ 234,553
Current value	$ 226,617
Investment, Identifier [Axis]: Mortgage-Backed Securities | Morgan Stanley Residential Mortgage Loan Trust | $1,267,329 par, 4.00%, due June 25, 2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,267,329
Current value	$ 1,242,426
Investment, Identifier [Axis]: Mortgage-Backed Securities | NLT | $458,458 par, 3.21%, due October 25, 2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.21%
Par value	$ 458,458
Current value	$ 425,419
Investment, Identifier [Axis]: Mortgage-Backed Securities | NYMT Loan Trust | $1,300,512 par, 3.75%, due February 25, 2068
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.75%
Par value	$ 1,300,512
Current value	$ 1,221,404
Investment, Identifier [Axis]: Mortgage-Backed Securities | New Residential Mortgage Loan Trust | $2,350,005 par, 3.80%, due January 25, 2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.80%
Par value	$ 2,350,005
Current value	$ 2,235,974
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRET 2025-RPL1 Trust | $1,281,056 par, 4.00%, due July 25, 2069
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 1,281,056
Current value	$ 1,255,619
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRET 2025-RPL2 Trust | $586,122 par, 4.00%, due August 25, 2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 586,122
Current value	$ 574,001
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRET 2025-RPL5 Trust | $2,251,476 par, 4.15%, due January 25, 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.15%
Par value	$ 2,251,476
Current value	2,211,738
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRP Advisors LLC | $1,148,502 par, due May 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,148,502
Current value	1,149,599
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRP Advisors LLC | $1,323,248 par, due March 25, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,323,248
Current value	1,304,133
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRP Advisors | $3,027,211 par, due October 25, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	3,027,211
Current value	3,038,139
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRP Advisors | $4,837,049 par, due October 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	4,837,049
Current value	$ 4,871,042
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRPM 2023-RCF2 LLC | $727,596 par, 4.00%, due November 25, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Par value	$ 727,596
Current value	$ 721,635
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRPM 2024-RPL1 LLC | $697,891 par, 4.20%, due December 25, 2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.20%
Par value	$ 697,891
Current value	$ 690,232
Investment, Identifier [Axis]: Mortgage-Backed Securities | PRPM Asset Backed | $2,220,189 par, 6.18%, due June 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.18%
Par value	$ 2,220,189
Current value	2,223,097
Investment, Identifier [Axis]: Mortgage-Backed Securities | Preston Ridge Partners Mortgage | $2,774,000 par, due January 25, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	2,774,000
Current value	2,777,623
Investment, Identifier [Axis]: Mortgage-Backed Securities | Pretium Mortgage Credit Partners | $1,059,669 par, due October 25, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,059,669
Current value	1,060,444
Investment, Identifier [Axis]: Mortgage-Backed Securities | Pretium Mortgage Credit Partners | $1,790,510 par, due June 25, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,790,510
Current value	$ 1,796,984
Investment, Identifier [Axis]: Mortgage-Backed Securities | RCO IX Mortgage LLC | $914,372 par, 6.51%, due April 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.51%
Par value	$ 914,372
Current value	917,496
Investment, Identifier [Axis]: Mortgage-Backed Securities | RCO Mortgage LLC | $4,573,063 par, due October 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	4,573,063
Current value	$ 4,585,431
Investment, Identifier [Axis]: Mortgage-Backed Securities | RCO VIII Mortgage LLC | $1,350,407 par, 6.43% due May 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	6.43%
Par value	$ 1,350,407
Current value	1,353,784
Investment, Identifier [Axis]: Mortgage-Backed Securities | RCO X Mortgage LLC | $1,197,533 par, due January 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	1,197,533
Current value	$ 1,203,358
Investment, Identifier [Axis]: Mortgage-Backed Securities | RCO X Mortgage LLC | $2,808,003 par, 5.42% due October 25, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.42%
Par value	$ 2,808,003
Current value	$ 2,820,513
Investment, Identifier [Axis]: Mortgage-Backed Securities | SER 26-NPL2 | $1,571,000 par, 5.07%, due February 25, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.07%
Par value	$ 1,571,000
Current value	1,571,857
Investment, Identifier [Axis]: Mortgage-Backed Securities | VCAT Asset Securitization LLC | $166,794 par, due February 25, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	166,794
Current value	$ 167,745
Investment, Identifier [Axis]: Mortgage-Backed Securities | Wells Fargo Commercial Mortgage Trust | $2,108,270 par, 5.29%, due October 15, 2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.29%
Par value	$ 2,108,270
Current value	$ 2,176,015
Investment, Identifier [Axis]: Mortgage-Backed Securities | Wells Fargo Commercial Mortgage Trust | $306,000 par, 4.44% due September 15, 2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.44%
Par value	$ 306,000
Current value	$ 307,669
Investment, Identifier [Axis]: Mortgage-Backed Securities | Wells Fargo Commercial Mortgage Trust | $637,576 par, 2.30%, due August 15, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.30%
Par value	$ 637,576
Current value	$ 569,603
Investment, Identifier [Axis]: Mortgage-Backed Securities | Wells Fargo Commercial Mortgage Trust | $677,000 par, 3.10% due May 15, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.10%
Par value	$ 677,000
Current value	674,460
Investment, Identifier [Axis]: Mutual Funds | AQR Funds | Risk Balanced Commodities Strategy Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	140,422,564
Investment, Identifier [Axis]: Mutual Funds | iShares | Russell 2000 Value ETF
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 21,821,194